UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06017

Julius Baer Global Equity Fund Inc.
(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tony Williams 330 Madison Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-297-3600

Date of fiscal year end:	10/31

Date of reporting period:	11/01/05 – 04/30/06

Item 1. Reports to Stockholders.

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Julius Baer Global Equity Fund Inc., Julius Baer International Equity Fund, Julius Baer International Equity Fund II, Julius Baer Total Return Bond Fund or Julius Baer Global High Yield Bond Fund, you incur ongoing expenses, such as management fees, shareholder service fees, distribution fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in Julius Baer Global Equity Fund Inc., Julius Baer International Equity Fund, Julius Baer International Equity Fund II, Julius Baer Total Return Bond Fund or Julius Baer Global High Yield Bond Fund and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

Actual Expenses

The first line in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about the hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the funds actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Global Equity Fund Class A

	Beginning Account Value 11/01/05	Ending Account Value 04/30/06	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,189.80	1.40%	$7.60
Hypothetical	1,000.00	1,017.90	1.40%	7.00

Julius Baer Funds    2006 Semi-Annual Report

Global Equity Fund Class I

	Beginning Account Value 11/01/05	Ending Account Value 04/30/06	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,191.40	1.15%	$6.25
Hypothetical	1,000.00	1,019.10	1.15%	5.76

International Equity Fund Class A

	Beginning Account Value 11/01/05	Ending Account Value 04/30/06	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,288.80	1.22%	$6.92
Hypothetical	1,000.00	1,018.70	1.22%	6.11

International Equity Fund Class I

	Beginning Account Value 11/01/05	Ending Account Value 04/30/06	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,290.40	0.96%	$5.45
Hypothetical	1,000.00	1,020.00	0.96%	4.81

International Equity Fund II Class A

	Beginning Account Value 11/01/05	Ending Account Value 04/30/06	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,272.60	1.34%	$7.55
Hypothetical	1,000.00	1,031.40	1.34%	6.75

International Equity Fund II Class I

	Beginning Account Value 11/01/05	Ending Account Value 04/30/06	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,273.70	1.06%	$5.98
Hypothetical	1,000.00	1,030.10	1.06%	5.34

Total Return Bond Fund Class A

	Beginning Account Value 11/01/05	Ending Account Value 04/30/06	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,009.10	0.69%	$3.44
Hypothetical	1,000.00	1,021.40	0.69%	3.46

Total Return Bond Fund Class I

	Beginning Account Value 11/01/05	Ending Account Value 04/30/06	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,011.50	0.44%	$2.19
Hypothetical	1,000.00	1,022.60	0.44%	2.21

Julius Baer Funds    2006 Semi-Annual Report

High Yield Bond Class A

	Beginning Account Value 11/01/05	Ending Account Value 04/30/06	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,064.70	1.17%	$5.99
Hypothetical	1,000.00	1,019.00	1.17%	5.86

High Yield Bond Class I

	Beginning Account Value 11/01/05	Ending Account Value 04/30/06	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,065.80	0.89%	$4.56
Hypothetical	1,000.00	1,020.40	0.89%	4.46

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—96.5%
	United States—39.2%
12,367	3COM Corp*	$66,658
9,720	Aetna Inc	374,220
4,660	Alltel Corp	299,964
3,790	Altria Group	277,276
9,534	American International Group	622,094
16,048	AmerisourceBergen	692,471
1,824	Amgen*	123,485
1	Applied Materials (2)	18
4,120	Arch Coal (2)	391,359
29,664	Archer-Daniels-Midland	1,077,990
4,060	Avery Dennison	253,750
12,888	Bank of America	643,369
5,814	Baxter International	219,188
3,478	Becton Dickinson & Co	219,253
9,510	Boeing Co	793,610
4,229	Cardinal Health	284,823
3,530	Caterpillar Inc	267,362
9,740	Chevron Corp	594,335
3,635	Chipoltle Mexican Grill-Class A* (2)	189,711
13,020	Cisco Systems*	272,769
14,044	Citigroup Inc	701,498
8,580	Coach Inc*	283,312
15,180	Coca-Cola Enterprises	296,465
5,660	Commerce Bancorp (2)	228,324
12,858	Compuware Corp*	98,749
3,850	ConocoPhillips	257,565
5,860	Conseco Inc*	147,965
2,660	Dentsply International	158,722
7,847	Emerson Electric	666,603
1,620	Freeport-McMoRan Copper & Gold-Class B	104,620
25,837	General Electric	893,702
28,738	Genworth Financial Class A	954,102
11,323	Home Depot	452,127
7,860	IAC/InterActiveCorp* (2)	226,918
7,826	IBM Corp	644,393
6,448	Johnson & Johnson	377,917
5,385	JPMorgan Chase	244,371
32,790	King Pharmaceuticals* (2)	570,218
9,120	Kroger Co*	184,771

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	United States—Continued
11,270	Lockheed Martin	$855,393
9,969	Macquarie Infrastructure	291,095
20,945	McDonald's Corp	724,069
4,140	MedImmune Inc*	130,286
5,432	Merrill Lynch	414,244
38,078	Microsoft Corp (2)	919,584
5,013	Molson Coors Brewing-Class B	370,260
8,680	Morgan Stanley	558,124
10,025	News Corp-Class B (2)	182,756
5,500	Oceaneering International*	335,665
10,740	Omnicom Group	966,707
3,820	Peabody Energy	243,945
9,094	Pepsico Inc	529,635
20,703	Perot Systems-Class A*	312,201
5,375	Pfizer Inc	136,149
1,180	Phelps Dodge	101,704
9,582	Procter & Gamble	557,768
2,687	Prudential Financial	209,935
2,611	Raytheon Co	115,589
6,550	Schering-Plough	126,546
697	Southern Copper (2)	69,038
9,291	Texas Instruments	322,491
11,802	Time Warner	205,355
2,782	United Parcel Service-Class B	225,537
1,430	Valero Energy	92,578
8,492	Verizon Communications	280,491
1,760	Vertex Pharmaceuticals* (2)	64,011
3,758	W.W. Grainger	289,065
3,772	Wyeth	183,583
19,980	Xerox Corp*	280,519
		25,250,370
	Japan—7.3%
2,800	Aeon Credit Service	77,233
1,400	Aiful Corp	83,363
1,300	Aisin Seiki	48,722
3,000	Bank of Yokohama	23,459
11,000	Bosch Corp	52,688
2,000	Canon Inc	152,539

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Japan—Continued
2,300	Credit Saison	$120,236
1,630	Dai Nippon Printing	29,117
1,300	Daikin Industries	45,193
6,540	Daiwa Securities Group	90,426
3,400	Denso Corp	133,082
6	Dentsu Inc	20,806
780	Eisai Co	35,585
28	Fuji Television Network	69,387
2,118	Fujitsu Ltd	17,601
1,856	Honda Motor	131,480
550	Hoya Corp	22,202
330	Ibiden Co	15,633
5,000	Itochu Corp	45,271
200	JAFCO Co	13,275
30	Japan Tobacco	120,315
753	JS Group	16,715
740	JSR Corp	22,744
1,420	Kubota Corp	16,003
300	Kyocera Corp	27,925
824	Leopalace21 Corp	32,036
820	Makita Corp	24,270
18,200	Matsushita Electric Industrial	438,266
23	Mitsubishi Tokyo Financial	360,508
3,000	Mitsubishi UFJ Securities	47,128
1,817	Mitsui Fudosan	40,572
29	Mizuho Financial	246,576
2,000	NGK Spark Plug	43,783
1,840	NHK Spring	21,268
4,027	Nikko Securities	64,981
300	Nintendo Co	44,658
1,000	Nippon Electric Glass	22,504
3,159	Nissan Motor	41,410
1,800	Nitto Denko	150,525
900	NOK Corp	27,268
6,806	Nomura Holdings	153,463
4,000	NSK Ltd	36,077
230	Orix Corp	68,879
5,000	Ricoh Co	98,949
700	Sega Sammy Holdings	27,828

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Japan—Continued
21,000	Seiyu Ltd*	$51,489
1,700	Seven & I Holdings	65,648
4,380	Sharp Corp	76,669
3,748	Sony Corp	187,728
1,480	Stanley Electric	34,343
4,000	Sumitomo Chemical	34,956
2,078	Sumitomo Corp	31,043
3,080	Sumitomo Metal Industries	12,946
14	Sumitomo Mitsui Financial	153,240
1,850	Suzuki Motor	45,035
1,100	Takeda Chemical Industries	67,040
2,000	Teijin Ltd	13,678
2,900	Toray Industries	27,095
5,500	Toyota Motor	320,753
480	Yamada Denki	52,161
1,800	Yamaha Motor	49,492
1,400	Yamato Holdings	27,828
2,200	Yokogawa Electric	34,753
		4,707,846
	France—6.1%
436	Atos Origin	32,650
2,781	BNP Paribas	262,381
1,767	Bouygues SA	96,266
1,211	Compagnie de Saint-Gobain	90,687
3,501	Electricite de France*	204,405
1,553	Generale de Sante	46,187
1,783	JC Decaux*	53,229
3,314	Lafarge SA	407,012
447	Lagardere S.C.A.	36,881
1,116	L'Air Liquide	241,090
3,457	LVMH SA	363,392
1,039	Pernod-Ricard	201,159
1,055	Pinault-Printemps-Redoute	136,614
985	Publicis Groupe	40,883
2,058	Renault SA	238,497
920	Safran SA	23,583
4,902	Sanofi-Aventis	461,567
589	Schneider Electric	66,589

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	France—Continued
720	Societe Generale-Class A	$109,831
3,661	Societe Television Francaise	121,285
1,479	Suez SA	58,108
1,765	Total SA	487,343
935	Vinci SA	92,750
1,970	Vivendi Universal	71,815
		3,944,204
	United Kingdom—5.2%
12,041	Aegis Group	29,875
5,399	Anglo American	229,145
8,590	Associated British Ports	114,136
13,116	BAA PLC	202,047
2,919	BAE Systems	22,151
9,763	Balfour Beatty	63,707
3,046	BG Group	40,804
8,372	BP PLC	102,945
12,127	Burberry Group	103,931
29,925	Compass Group	128,640
26,162	Dawnay Day Treveria*	38,393
15,538	Diageo PLC	255,596
14,517	GlaxoSmithkline PLC	410,579
9,190	Highland Gold Mining*	47,607
1,227	Imperial Tobacco	38,004
2,008	Kazakhmys PLC	41,553
5,110	Michael Page International	35,574
1,273	Peter Hambro Mining*	38,133
6,415	Prudential PLC	75,034
4,770	Reckitt Benckiser	173,317
760	Rio Tinto	41,663
13,675	Rolls-Royce Group*	118,441
543,111	Rolls-Royce Group	987
1,663	SABMiller PLC	34,973
4,823	Scottish & Newcastle	44,446
5,900	Smith & Nephew	48,634
1,703	Smiths Group	31,558
39,040	Tesco PLC	226,721
161,461	Vodafone Group	380,056
8,409	William Hill	96,981

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	United Kingdom—Continued
1,024	Wolseley PLC	$25,555
7,605	WPP Group	93,583
		3,334,769
	Germany—5.1%
1,981	Aareal Bank*	93,402
119	Adidas-Salomon	25,086
986	Bilfinger and Berger	62,709
8,263	Commerzbank AG	341,919
647	Continental AG	76,911
1,684	DaimlerChrysler AG-Registered	92,190
2,127	Deutsche Bank	260,747
1,498	Deutsche Boerse	216,302
6,668	Deutsche Post	177,478
1,072	Deutsche Postbank	81,831
213	Deutsche Wohnen*	69,759
1,217	E.ON AG	147,980
5,696	Fraport AG	430,283
945	Fresenius AG	157,617
914	Henkel KGaA	100,614
1,390	Hochtief AG	94,900
2,143	Hypo Real Estate Holding	149,602
1,030	IKB Deutsche Industriebank	42,660
200	Interhyp AG*	26,201
2,707	IVG Immobilien	77,643
1,570	KarstadtQuelle AG (2)	47,127
430	Merck KGaA	45,499
870	MVV Energie	25,808
680	Patrizia Immobilien*	18,296
302	Praktiker Bau-Und Heimwerk*	9,023
90	Puma AG	36,222
498	Rhoen Klinikum	23,148
350	SAP AG	76,360
2,086	Siemens AG	197,072
262	Solarworld AG	81,444
		3,285,833

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Russia—4.8%
400	Avtovaz Sponsored GDR*	$19,902
1,519	JSC MMC Norilsk Nickel ADR (2)	200,508
6,085	LUKOIL ADR	547,650
98	NovaTek OAO*	389,795
3,950	OAO Gazprom*	45,030
13,760	OAO Gazprom ADR (2)	629,658
1,679	Polyus Gold ADR (1)	79,753
400	Rosneft-Purneftegaz	19,620
217	Sberbank RF	392,770
440	Sibneft	2,202
11,950	Surgutneftegaz OJSC	20,315
47,811	TNK-BP (1)	162,557
6,208	Unified Energy System GDR	476,580
5,300	Uralsvyazinform ADR (2)	43,990
4,291	VolgaTelecom ADR*	36,474
		3,066,804
	Switzerland—3.5%
1,970	Adecco SA	121,803
380	BKW FMB Energie	39,108
4,627	Compagnie Financiere Richemont	239,023
3,935	Credit Suisse-Registered	246,462
383	Dufry Group*	32,395
3,210	Holcim Ltd*	268,414
1,013	Nestle SA-Registered	308,074
6,779	Novartis AG-Registered	387,800
1,923	Roche Holding	294,847
59	SGS SA	58,205
440	Syngenta AG-Registered*	61,202
1,230	The Swatch Group-Class B	219,941
		2,277,274
	Italy—3.3%
2,382	Assicurazioni Generali	89,144
1,478	Autostrada Torino-Milano	34,283
14,560	Banca Intesa	86,384
22,064	Banca Intesa - RNC	122,428
870	Banca Italease	52,888
11,834	Banca Popolare di Milano	149,365

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Italy—Continued
963	Banca Popolare Emilia Romagna	$58,105
10,640	Banca Popolare Italiana	112,113
4,024	Banche Popolari Unite	101,579
3,355	Banco Popolare di Verona	94,285
37,444	Beni Stabili	43,435
2,760	Bulgari SpA	34,221
4,530	Buzzi Unicem	115,779
21,961	Capitalia SpA	190,323
29,059	Cassa di Risparmio di Firenze	102,748
6,771	Credito Emiliano	94,144
1,640	Finmeccanica SpA	39,273
4,979	Geox SpA	70,921
1,706	Luxottica Group	50,737
9,009	Parmalat SpA*	30,266
58,459	UniCredito Italiano	439,839
		2,112,260
	Poland—2.6%
421	Agora SA	6,123
8,679	Bank PEKAO	581,678
771	Bank Prezemyslowo-Handlowy	198,667
2,533	Budimex*	46,150
2,837	CCC SA*	40,797
1,428	Opoczno SA*	15,471
50,286	Pko Bank Polski	631,510
11,608	Polski Koncern Miesy Duda*	51,740
12,683	Telekomunikacja Polska	92,843
		1,664,979
	Netherlands—2.0%
690	Eurocastle Investment	26,422
2,014	Euronext NV	179,742
1,273	Heineken NV*	51,490
6,112	ING Groep	248,369
7,792	Koninklijke KPN	91,379
1,652	Koninklijke Numico	74,747
2,887	Philips Electronics*	99,461
830	Randstad Holdings	55,098
8,049	TNT NV	289,365

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Netherlands—Continued
3,040	Trader Media East-Class W*	$27,056
1,405	Unilever NV	101,322
2,970	Vedior NV	69,137
		1,313,588
	Austria—1.7%
3,847	Erste Bank der Oesterreichischen Sparkassen	231,881
766	Flughafen Wien	58,337
6,575	Immoeast Immobilien Anlagen*	71,227
3,817	OMV AG	264,974
1,490	Raiffeisen International Bank Holding*	129,674
4,120	Telekom Austria	100,941
1,879	Wiener Staedtische Versicher	120,190
2,030	Wienerberger AG	107,168
		1,084,392
	Sweden—1.6%
2,666	Capio AB*	52,340
17,089	Ericsson AB-Class B	60,621
8,107	ForeningsSparbanken AB	222,273
3,571	Getinge AB-Class B	61,646
1,329	Modern Times Group-Class B	72,696
13,102	Nordea AB	168,081
10,245	Skandinaviska Enskilda Banken	257,311
6,693	Skanska AB-Class B	115,540
6,533	TeliaSonera AB	40,423
		1,050,931
	Turkey—1.6%
5,054	Acibadem Saglik Hizmetleri Ve Ticaret	61,597
17,013	Akbank TAS	141,668
3,620	Aksigorta	18,223
124	Alarko Gayrimenkul Yatirum Ortakligi*	5,538
5,070	Anadolu Sigorta*	17,041
1,207	Bim Birlesik Magazalar	47,056
33,153	Dogan Sirketler Grubu*	158,110
37,403	Haci Omer Sabanci	176,961
10,090	Is Gayrimenkul Yatirim Ortakligi	26,122
36,469	Turkiye Garanti Bankasi	150,459

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Turkey—Continued
23,227	Turkiye Is Bankasi	$195,170
3,861	Turkiye Vakiflar Bankasi*	24,405
2,000	Yapi Kredi Sigorta	10,295
		1,032,645
	Norway—1.5%
11,026	Acta Holding	49,619
1,200	Cermaq ASA	17,580
5,864	DNB Holding	81,161
2,622	Norsk Hydro	402,797
1,210	Orkla ASA	63,561
10,318	Statoil ASA	339,062
		953,780
	Finland—1.3%
1,020	Atria Group	25,530
10,248	Fortum Oyj	258,436
1,780	Hk-Ruokatalo Oyj-Class A	22,198
10,712	Nokia Oyj	243,555
1,000	Nokia Oyj ADR	22,660
960	Olvi Oyj	18,768
620	Ramirent Oyj	23,094
1,920	Sampo Insurance-Class A	39,567
1,530	Sanomawsoy Oyj-Class B	39,123
650	Stockmann Oyj-Class B	26,610
780	Wartsila Oyj-Class B	33,190
2,760	YIT Oyj	77,738
		830,469
	Australia—1.3%
10,906	BHP Billiton	242,455
4,087	Brambles Industries	34,607
975	CSL Ltd	42,685
71,685	Macquarie Airports	178,402
11,290	Newcrest Mining	195,311
1,941	Rio Tinto	115,831
		809,291
	Czech Republic—1.1%
4,548	Komercni Banka	720,196

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Belgium—1.0%
537	Almancora	$72,446
3,098	Fortis	115,940
4,083	KBC Groupe	472,913
		661,299
	Hong Kong—0.9%
25,310	China Merchants Holdings International	86,340
6,480	China Resources Enterprise	13,873
16,000	Clear Media*	19,810
64,630	Emperor Entertainment Hotel	21,047
65,740	Galaxy Entertainment Group*	56,807
36,940	Hutchison Telecommunications*	65,031
68,550	Melco International Development	154,275
94,740	Shun TAK Holdings	120,355
54,600	Texwinca Holdings	40,139
		577,677
	South Korea—0.7%
1,110	Hyundai Motor	97,560
76	NHN Corp*	26,993
518	Samsung Electronics	353,681
		478,234
	Mexico—0.5%
630	Desarrolladora Homex ADR* (2)	24,142
4,805	Empresas Ica Sociedad Controladora*	14,952
6,004	Fomento Economico Mexicano*	55,562
400	Fomento Economico Mexicano ADR	37,152
1,534	Grupo Aeroportuario del Sureste ADR	59,473
40,094	Grupo Financiero Banorte	104,330
940	Grupo Televisa Sponsored ADR	19,928
		315,539
	Spain—0.5%
8,276	Banco Bilbao Vizcaya Argentaria	182,539
4,029	Corporacion Mapfre	85,059
822	Inditex SA	33,393
		300,991

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Romania—0.4%
72,428	Impact SA	$16,533
14,250	Romanian Bank for Development	89,324
913,413	SNP Petrom	185,337
		291,194
	Greece—0.4%
3,871	Alpha Bank	146,283
5,781	Hellenic Telecommunication	129,183
		275,466
	Denmark—0.4%
390	Alk-Abello A/S*	59,072
750	Novo Nordisk-Class B	48,632
558	Royal UNIBREW	60,209
2,597	Vestas Wind Systems (2)	70,384
		238,297
	China—0.3%
60,000	Beijing Capital International Airport-Class H	34,822
60,730	China Life Insurance-Class H*	81,849
35,330	Dongfeng Motor Group-Class H*	17,657
26,500	Weiqiao Textile-Class H	34,861
16,000	Wumart Stores-Class H*	52,620
		221,809
	Hungary—0.3%
16,416	Magyar Telekom	74,960
3,611	OTP Bank	139,853
		214,813
	Cyprus—0.3%
19,743	Bank of Cyprus	191,991
	India—0.2%
2,600	India Cements GDR*†	25,696
1,860	State Bank of India GDR	94,767
		120,463
	Croatia—0.2%
102	Atlantska Plovidba	14,451
528	Dom Holding* (1)	12,589

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Croatia—Continued
84	Ericsson Nikola Tesla	$30,086
18	Institut Gradevinarstva	10,481
492	Podravka Prehrambena Industija*	32,651
347	Proficio Dd* (1)	4,437
205	Validus Dd* (1)	3,082
32	Viadukt Dd (1)	5,916
		113,693
	Canada—0.2%
7,641	Bema Gold*	43,096
170	Centerra Gold*	7,161
3,929	Eldorado Gold*	20,477
400	Ivanhoe Mines*	3,891
460	Research in Motion*	35,250
		109,875
	Portugal—0.2%
14,759	Banco Comercial Portugues	44,991
4,164	Portugal Telecom-Registered	52,924
		97,915
	Ireland—0.1%
23,232	Dragon Oil*	82,133
	Luxembourg—0.1%
1,530	Millicom International Cellular* (2)	75,245
	Venezuela—0.1%
3,560	CIA Anonima Telefonos De Venezuela ADR	72,517
	Thailand—0.1%
2,490	Bangkok Bank Public	7,489
9,910	Bangkok Bank Public-Foreign Registered Shares	31,389
59,600	Krung Thai Bank Public	19,512
		58,390
	Indonesia—0.1%
127,083	Bank Mandiri Persero	27,895
34,036	Telekomunikasi Indonesia	29,033
		56,928

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Bermuda—0.1%
760	Central European Media Enterprises-Class A*	$48,952
	Brazil—0.1%
1,491	Diagnosticos da America	37,787
	New Zealand—0.1%
27,755	Auckland International Airport	36,002
	Egypt—0.0%
470	Orascom Telecom Holding GDR	25,239
	Kazakhstan—0.0%
890	Kazakhgold GDR*	24,787
	Estonia—0.0%
3,974	Tallink Group	22,226
	South Africa—0.0%
2,070	MTN Group	20,442
	United Arab Emirates—0.0%
1,280	Investcom LLC GDR*	19,394
	TOTAL COMMON STOCKS (Cost $55,298,203)	62,228,929
PREFERRED STOCKS—0.3%
	Germany—0.2%
5,270	ProsiebenSat.1 Media	145,778
	Croatia—0.1%
32	Adris Grupa	18,107
	TOTAL PREFERRED STOCKS (Cost $140,654)	163,885
INVESTMENT FUNDS—0.2%
	Romania—0.1%
19,500	SIF 1 Banat Crisana Arad*	16,851
21,000	SIF 2 Moldova Bacau*	17,120
16,000	SIF 3 Transilvania Brasov*	12,986
29,000	SIF 4 Muntenia Bucuresti	16,445
18,500	SIF 5 Oltenia Craiova*	17,629
		81,031

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
INVESTMENT FUNDS—Continued
	Australia—0.1%
11,505	Australian Infrastructure Fund	$19,641
	TOTAL INVESTMENT FUNDS (Cost $78,297)	100,672
WARRANTS—0.9%
	India—0.9%
25,691	Bharti Televentures-Class A Warrants, Expires 05/31/2010*†	238,988
8,485	Bharti Televentures Warrants, Expires 03/17/2011*†	76,416
8,741	Canara Bank Warrants, Expires 01/19/2009*	47,951
8,086	CLSA State Bank of India Warrants, Expires 05/13/2010*†	185,702
1,554	State Bank of India Warrants, Expires 1/19/2009*	34,479
		583,536
	Switzerland—0.0%
320	Syngenta AG Warrants, Expires 05/23/2006*	512
	TOTAL WARRANTS (Cost $567,465)	584,048
RIGHTS—0.0%
	Sweden—0.0%
2,666	Capio AB, Expires 05/18/06* (Cost $0)	1,949
STRUCTURED NOTES—0.1%

Face Value	Currency
		Philippines—0.1%
4	USD	Phillippines Notes, due 10/17/2006 (Cost $59,397)*†	77,567
U.S. GOVERNMENT AND AGENCY OBLIGATION—0.1%
	United States—0.1%
50,000	USD	U.S. Treasury Bill 4.410% due 05/11/2006 (Cost $49,927) (3)	49,927
OPTIONS—0.0%
	United States—0.0%
12,500	USD	AmerisourceBergen Corp Put, Expires 5/20/2006, Strike 45 due 05/20/2006 (Cost $10,062)	5,000

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Face Value	Description	Market Value (Note 1)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—6.0%
	United States—6.0%
40,028	Abbey National 4.770% due 05/03/2006 (4)	$40,028
75,039	ABN Amro Bank NV 4.920% due 05/30/2006 (4)	75,039
36,779	American Beacon Funds 4.751% due 05/01/2006 (4)	36,779
49,816	ANZ Banking Group 4.890% due 05/22/2006 (4)	49,816
75,039	BancoBilbao Vizcaya Argentaria 4.950% due 06/20/2006 (4)	75,039
87,574	Bank of America, with rates ranging from 4.770%-4.970% and maturity dates ranging from 05/16/2006-06/19/2006 (4)	87,574
30,016	Bank of Montreal 4.770% due 05/02/2006 (4)	30,016
140,074	Bank of Nova Scotia 4.800% due 05/11/2006 (4)	140,074
50,026	Barclays 4.790% due 05/10/2006 (4)	50,026
34,853	Barton Capital 4.786% due 05/05/2006 (4)	34,853
20,011	Bear Stearns & Co 5.010% due 06/06/2006 (4)	20,011
155,082	BGI Institional 4.775% due 05/01/2006 (4)	155,082
150,078	BNP Paribas, with rates ranging from 4.760%-4.820% and maturity dates ranging from 05/02/2006-05/05/2006 (4)	150,078
25,013	Branch Banker &Trust 4.850% due 05/19/2006 (4)	25,013
25,013	CAFCO Funding 4.913% due 05/31/2006 (4)	25,013
70,037	Calyon, with rates ranging from 4.740%-4.910% and maturity dates ranging from 05/09/2006-06/02/2006 (4)	70,037
70,537	Canadian Imperial Bank of Commerce, with rates ranging from 4.915%-4.970% and maturity dates ranging from 05/18/2006-06/23/2006 (4)	70,537
25,013	Charta 4.944% due 06/08/2006 (4)	25,013
49,814	Clipper Receivables 4.941% due 05/26/2006 (4)	49,814
59,648	Compass Securitization, with rates ranging from 4.789%-4.928% and maturity dates ranging from 05/04/2006-05/22/2006 (4)	59,648
62,675	CRC Funding, with rates ranging from 4.953%-4.986% and maturity dates ranging from 06/13/2006-06/16/2006 (4)	62,675
98,095	Credit Suisse First Boston Repo, with rates ranging from
	4.915%-4.960% and matuirty dates ranging from
	05/01/2006-06/16/2006 (4)	98,095
49,656	Den Danske Bank 4.773% due 05/05/2006 (4)	49,656
22,012	Deutsche Bank 4.760% due 05/01/2006 (4)	22,012
75,039	Dexia Group 4.775% due 05/04/2006 (4)	75,039
49,808	Falcon Asset Securitization Corp, with rates ranging from 4.858%-4.928% and maturity dates ranging from 05/15/2006-05/22/2006 (4)	49,808

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Face Value	Description	Market Value (Note 1)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—Continued
	United States—Continued
118,061	Fortis Bank, with rates ranging from 4.770%-4.970% and maturity dates ranging from 05/01/2006-06/22/2006 (4)	$118,061
59,913	General Electric Capital Corporation 4.756% due 05/05/2006 (4)	59,913
44,382	Goldman Sachs Financial Square Prime Obligations 4.668% due 05/01/2006 (4)	44,382
213,455	Goldman Sachs Group 4.915% due 05/01/2006 (4)	213,455
24,853	Greyhawk Funding 4.825% due 05/11/2006 (4)	24,853
50,026	Harris NA 4.900% due 05/23/2006 (4)	50,026
125,065	HBOS Halifax Bank of Scotland, with rates ranging from 4.777%-4.789% and maturity dates ranging from 06/06/2006-07/10/2006 (4)	125,065
25,013	Jupiter Securitization 4.880% due 05/18/2006 (4)	25,013
49,810	Kitty Hawk Funding 4.891% due 05/22/2006 (4)	49,810
49,814	Liberty Street 4.790% due 05/02/2006 (4)	49,814
75,039	Lloyds TSB Bank 4.810% due 05/11/2006 (4)	75,039
193,101	Merrill Lynch & Co 4.865% due 05/01/2006 (4)	193,101
122,580	Merrimac Cash Fund-Premium Class 4.605% due 05/01/2006 (4)	122,580
112,011	Morgan Stanley & Co Repo, with rates ranging from 4.865%-4.925% and with a maturity date of 05/01/2006 (4)	112,011
10,005	Nordea Bank Finland 4.970% due 05/30/2006 (4)	10,005
74,622	Old Line Funding, with rates ranging from 4.942%-4.960% and maturity dates ranging from 05/15/2006-06/08/2006 (4)	74,622
74,676	Paradigm Funding, with rates ranging from 4.933%-4.953% and maturity dates ranging from 05/16/2006-05/30/2006 (4)	74,676
29,810	Park Avenue Receivables 4.790% due 05/08/2006 (4)	29,810
49,808	Prefco, with rates ranging from 4.786%-4.962% and maturity dates ranging from 05/01/2006-05/30/2006 (4)	49,808
128,567	Rabobank, with rates ranging from 4.820%-4.920% and maturity dates ranging from 05/01/2006-06/12/2006 (4)	128,567
25,013	Ranger Funding 5.009% due 06/09/2006 (4)	25,013
30,016	Royal Bank of Canada 4.990% due 06/27/2006 (4)	30,016
170,089	Royal Bank of Scotland, with rates ranging from 4.750%-4.870% and maturity dates ranging from 05/03/2006-05/12/2006 (4)	170,089
49,884	Sheffiled Receivables 4.884% due 05/16/2006 (4)	49,884
40,021	Societe Generale 4.700% due 05/05/2006 (4)	40,021

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 1)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—Continued
		United States—Continued
25,013		Standard Chartered Bank 5.000% due 06/27/2006 (4)	$25,013
50,989		Svenska Handlesbanken 4.820% due 05/01/2006 (4)	50,989
25,013		The Bank of the West 4.940% due 06/16/2006 (4)	25,013
29,810		Three Pillars Funding 4.800% due 05/08/2006 (4)	29,810
195,102		Wells Fargo Eurodollar Term, with rates ranging from 4.860%-4.900% and maturity dates ranging from 05/11/2006-05/15/2006 (4)	195,102
		TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING (Cost $3,898,336)	3,898,336
REPURCHASE AGREEMENT—2.2%
	United States—2.2%
1,396,573	USD	Investors Bank & Trust Company Repurchase Agreement, dated 04/28/2006, due 05/01/2006, with a maturity value of $1,396,949 and an effective yield of 3.23%, collaterallized by a U.S. Government and Agent Obligation, with a rate of 7.625%, a maturity of 01/25/2027, and an aggregate market value of $1,466,402. (Cost $1,396,573)	1,396,573
		TOTAL INVESTMENTS—106.3% (Cost $61,498,914)	68,506,886
		OTHER ASSETS AND LIABILITIES (NET)—(6.3%)	(4,037,709)
		TOTAL NET ASSETS—100.0%	$64,469,177

Notes to the Portfolio of Investments:

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

(1)  Illiquid security

(2)  All or a portion of this security was on loan to brokers at April 30, 2006.

(3)  Security has been pledged for futures collateral.

(4)  Represents investments of security lending collateral.

*  Non-income producing security.

†  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $61,557,994.

Glossary of Currencies

USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2006

Julius Baer Global Equity Fund Inc.

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation
05/02/2006	JPY	5,318,491	46,572	46,564	$8
Net unrealized appreciation on forward foreign exchange contracts to buy					$8

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Depreciation
05/02/2006	AUD	45,456	34,490	34,392	$(98)
09/25/2006	CZK	7,797,582	348,973	330,140	(18,833)
05/02/2006	EUR	101,478	127,826	127,395	(431)
06/30/2006	EUR	3,648,201	4,611,928	4,478,312	(133,616)
09/28/2006	EUR	1,549,144	1,968,538	1,874,000	(94,538)
09/25/2006	HUF	20,971,008	99,807	95,418	(4,389)
09/25/2006	PLN	577,920	188,851	180,330	(8,521)
09/25/2006 TRY		207,110	152,320	148,786	(3,534)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(263,960)

Glossary of Currencies

AUD  — Australian Dollar

CZK  — Czech Koruna

EUR  — Euro

HUF  — Hungarian Forint

JPY  — Japanese Yen

PLN  — Polish Zloty

TRY  — Turkish Lira

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)   April 30, 2006

Julius Baer Global Equity Fund Inc.  (Percentage of Net Assets)

At April 30, 2006, sector diversification of the Fund's investments were as follows:

	% of Net Assets	Market Value (Note 1)
INDUSTRY SECTOR
Financials	30.1%	$19,416,735
Industrials	13.2	8,525,375
Consumer Discretionary	12.4	7,957,447
Consumer Staples	9.1	5,872,555
Healthcare	7.9	5,092,434
Energy	6.6	4,261,849
Materials	6.5	4,152,248
Information technology	6.0	3,854,763
Utilities	3.2	2,085,108
Telecommunications	3.0	1,943,536
US Treasury Bills	0.1	49,927
Cash & Cash Equivalents	8.2	5,294,909	*
Total Investments	106.3	68,506,886
Other Assets and Liabilities (Net)	(6.3)	(4,037,709	)*
Net Assets	100.0%	$64,469,177

*  Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements and notional market value for futures for $452,890, which is 0.70% of net assets.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—95.1%
	Japan—11.3%
784,098	Aeon Credit Service (1)	$21,627,922
203,050	Aiful Corp (1)	12,090,543
614,300	Aisin Seiki	23,022,802
696,000	Bank of Fukuoka	5,978,774
2,076,000	Bank of Yokohama (1)	16,233,520
2,432,556	Bosch Corp (1)	11,651,560
955,059	Canon Inc	72,842,066
645,000	Chiba Bank	5,823,074
1,195,295	Credit Saison	62,486,087
1,015,000	Dai Nippon Printing	18,131,349
356,400	Daikin Industries	12,389,737
2,762,404	Daiwa Securities Group	38,194,710
1,310,757	Denso Corp	51,305,462
2,868	Dentsu Inc	9,945,079
3,973	East Japan Railway	30,928,170
282,500	Eisai Co	12,888,135
171,600	Exedy Corp	5,379,405
219,800	Fanuc Ltd	20,728,949
207,910	Fuji Machine Manufacturing	3,914,243
17,429	Fuji Television Network	43,190,954
1,059,000	Fujitsu Ltd	8,800,271
1,093,000	Gunma Bank	8,412,846
1,383,049	Honda Motor	97,976,063
390,732	Hoya Corp	15,772,982
242,860	Ibiden Co	11,505,014
2,125,000	Itochu Corp	19,240,368
199,800	JAFCO Co	13,261,681
16,385	Japan Tobacco	65,712,172
331,931	JS Group	7,368,171
526,828	JSR Corp	16,192,349
22,990	Keyence Corp	6,015,247
1,224,148	Koito Manufacturing	17,579,709
65,120	Kose Corp	2,366,445
554,528	Kubota Corp	6,249,365
100,900	Kyocera Corp	9,392,005
157,381	Leopalace21 Corp	6,118,841
129,832	Makita Corp	3,842,663
6,343,687	Matsushita Electric Industrial	152,759,538
11,907	Mitsubishi Tokyo Financial	186,633,363

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Japan—Continued
1,534,000	Mitsubishi UFJ Securities	$24,098,039
524,222	Mitsui Fudosan	11,705,482
14,073	Mizuho Financial	119,657,469
566,000	NGK Spark Plug	12,390,543
755,133	NHK Spring	8,728,332
757,172	Nikko Securities	12,219,502
122,172	Nintendo Co	18,186,725
237,000	Nippon Electric Glass	5,333,538
548,000	Nissan Chemical Industries	9,261,296
1,558,290	Nissan Motor (1)	20,426,971
546,100	Nitto Denko	45,667,732
405,100	NOK Corp (1)	12,273,608
3,347,799	Nomura Holdings	75,486,711
1,313,000	NSK Ltd	11,842,294
106,000	Orix Corp	31,744,308
79,741	Point Inc (1)	5,627,955
1,356,000	Ricoh Co	26,835,026
185,500	Secom Co	10,087,172
412,400	Sega Sammy Holdings	16,394,886
2,222,625	Seiyu Ltd* (1)	5,449,518
822,750	Seven & I Holdings	31,771,694
2,194,000	Sharp Corp	38,404,606
1,941,883	Sony Corp	97,264,192
443,688	Stanley Electric	10,295,737
2,444,000	Sumitomo Chemical	21,358,249
1,294,529	Sumitomo Corp	19,338,586
2,057,175	Sumitomo Metal Industries	8,646,620
8,166	Sumitomo Mitsui Financial	89,382,662
1,870,653	Sumitomo Trust & Banking	19,853,165
895,400	Suzuki Motor	21,796,953
318,800	Takeda Chemical Industries	19,429,492
804,000	Teijin Ltd	5,498,459
434,000	Toppan Printing	5,780,333
1,578,100	Toray Industries	14,744,595
2,878,495	Toyota Motor	167,870,199
146,900	ULVAC Inc	6,367,382
218,380	Yamada Denki	23,731,137
940,050	Yamaha Motor	25,847,259
762,587	Yamato Holdings (1)	15,158,253
875,410	Yokogawa Electric	13,828,718
		2,273,737,032

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	France—9.9%
125,691	Accor SA	$7,898,917
122,528	Alstom	11,081,784
176,906	Atos Origin (1)	13,247,817
1,376,219	BNP Paribas (1)	129,843,214
1,135,360	Bouygues SA (1)	61,854,257
488,634	Compagnie de Saint-Gobain	36,591,940
1,797,929	Electricite de France* (1)	104,971,685
72,813	Eurazeo	8,791,256
1,054,213	Generale de Sante (1)	31,352,649
1,905,570	Havas SA (1)	9,841,440
530,862	JC Decaux* (1)	15,848,198
1,714,819	Lafarge SA (1)	210,606,996
167,858	Lagardere S.C.A. (1)	13,849,473
611,290	L'Air Liquide (1)	132,056,963
1,800,604	LVMH SA (1)	189,275,518
510,356	Pernod-Ricard	98,809,109
471,183	Pinault-Printemps-Redoute (1)	61,014,438
230,504	Publicis Groupe (1)	9,567,176
174,424	Remy Cointreau	9,513,581
1,013,225	Renault SA	117,420,416
781,856	Safran SA (1)	20,042,001
2,454,939	Sanofi-Aventis	231,154,202
307,038	Schneider Electric (1)	34,711,747
347,602	Societe Generale-Class A (1)	53,024,466
1,725,825	Societe Television Francaise (1)	57,174,503
709,233	Suez SA (1)	27,864,689
758,510	Total SA	209,436,201
441,619	Vinci SA (1)	43,807,473
953,597	Vivendi Universal (1)	34,762,683
		1,985,414,792
	United Kingdom—8.7%
7,268,178	Aegis Group	18,033,020
2,765,308	Anglo American	117,365,555
4,118,619	Associated British Ports	54,724,179
6,479,304	BAA PLC	99,810,981
1,628,031	BAE Systems	12,354,621
2,276,601	Balfour Beatty	14,855,649
1,497,678	BG Group	20,063,015

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	United Kingdom—Continued
1,370,792	BP PLC	$16,855,810
5,017,455	Burberry Group	43,000,692
1,501,930	Ceres Power Holdings*	8,763,246
11,904,368	Compass Group	51,173,810
15,083,406	Dawnay Day Treveria*	22,134,781
9,731,808	Diageo PLC	160,085,638
7,315,028	GlaxoSmithkline PLC	206,888,260
5,574,974	Highland Gold Mining*	28,880,052
605,256	Imperial Tobacco	18,746,446
1,009,379	Kazakhmys PLC	20,888,034
665,764	London Stock Exchange (1)	14,969,258
1,733,450	Michael Page International	12,067,585
1,255,071	Peter Hambro Mining* (1)	37,595,491
3,267,899	Prudential PLC	38,223,235
7,671,722	QinetiQ PLC*	28,098,179
2,341,779	Reckitt Benckiser	85,088,127
1,980,850	Renovo Group*	4,086,558
375,780	Rio Tinto	20,600,381
6,222,814	Rolls-Royce Group* (1)	53,896,428
334,787,393	Rolls-Royce Group	608,526
835,279	SABMiller PLC	17,566,093
2,108,678	Scottish & Newcastle	19,432,492
2,717,429	Smith & Nephew	22,399,883
810,869	Smiths Group	15,026,166
19,094,987	Tesco PLC	110,892,070
103,810,195	Vodafone Group	244,354,328
3,345,744	William Hill	38,586,430
802,415	Wolseley PLC	20,025,337
4,675,852	WPP Group	57,538,652
		1,755,679,008
	Germany—8.6%
1,133,703	Aareal Bank* (1)	53,452,622
83,332	Adidas-Salomon (1)	17,566,588
678,036	Bilfinger and Berger	43,122,906
4,186,750	Commerzbank AG (1)	173,245,632
164,643	Continental AG (1)	19,571,635
604,418	Curanum AG	6,265,953
1,028,694	DaimlerChrysler AG-Registered (1)	56,315,224

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Germany—Continued
1,094,700	Deutsche Bank	$134,198,329
624,095	Deutsche Boerse	90,115,373
3,344,913	Deutsche Post	89,029,557
502,412	Deutsche Postbank (1)	38,351,515
122,032	Deutsche Wohnen AG*	39,966,578
617,937	E.ON AG (1)	75,137,441
2,759,361	Fraport AG (1)	208,445,470
247,857	Fresenius AG	41,340,133
217,660	Fresenius Medical Care (1)	26,076,824
391,289	Henkel KGaA (1)	43,073,411
670,844	Hochtief AG (1)	45,800,553
952,880	Hypo Real Estate Holding (1)	66,520,365
509,453	IKB Deutsche Industriebank	21,100,164
118,100	Interhyp AG* (1)	15,471,525
1,251,215	IVG Immobilien	35,887,637
369,103	KarstadtQuelle AG (1)	11,079,534
168,615	Man AG (1)	12,762,869
203,653	Medicilin AG*	1,069,736
178,797	Merck KGaA	18,918,618
675,549	MVV Energie (1)	20,039,997
1,010,883	Patrizia Immobilien*	27,198,943
826,323	Praktiker Bau-Und Heimwerk*	24,689,621
25,416	Puma AG (1)	10,229,197
523,388	Rhoen Klinikum (1)	24,327,642
177,182	SAP AG (1)	38,656,041
1,407,808	Siemens AG	133,000,901
132,908	Solarworld AG	41,315,306
111,506	Wacker Chemie*	14,607,687
		1,717,951,527
	Russia—5.8%
433,831	Alpha Cement JSC* (2)	29,283,593
289,222	Avtovaz Sponsored GDR*	14,390,580
44,535,099	Central Telecommunication	27,444,755
759,893	JSC MMC Norilsk Nickel ADR	100,305,876
1,572,155	LUKOIL ADR	141,493,950
433,100	North-West Telecom ADR* (1)	25,986,000
9,882	NovaTek OAO*	39,305,655
884,000	NovaTek OAO Sponsored GDR (1)†	32,310,200

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Russia—Continued
36,634,029	Novorossiysk Trade Port (2)	$1,923,287
2,333,447	OAO Gazprom*	26,601,296
4,171,337	OAO Gazprom ADR (1)	190,880,381
1,124,333	Polyus Gold ADR (2)	53,405,818
574,122	RBC Information Systems*	5,425,453
121,306	Rosneft-Purneftegaz	5,950,059
106,122	Sberbank RF	192,080,820
131,021	Sibirtelecom ADR* (1)	9,171,470
135,748	Sibneft	679,419
1,247,062	Southern Telecommunication ADR*	10,288,262
3,665,168	Surgutneftegaz OJSC	6,230,786
10,139,164	TNK-BP (2)	34,473,158
2,151,040	Unified Energy System GDR	164,984,768
3,385,843	VolgaTelecom	14,389,833
205,040	VolgaTelecom ADR*	1,742,840
834,518	Wimm-Bill-Dann Foods ADR* (1)(2)	30,209,552
		1,158,957,811
	Switzerland—5.7%
943,332	Adecco SA	58,325,412
77,890	BKW FMB Energie	8,016,016
2,150,210	Compagnie Financiere Richemont	111,076,175
2,032,916	Credit Suisse-Registered (1)	127,327,965
208,399	Dufry Group*	17,626,995
1,689,759	Holcim Ltd* (1)	141,294,421
531,312	Nestle SA-Registered (1)	161,582,926
3,295,816	Novartis AG-Registered	188,540,549
954,165	Roche Holding	146,298,907
19,887	SGS SA	19,619,175
193,233	Syngenta AG-Registered*	26,877,836
611,738	The Swatch Group-Class B	109,387,362
86,347	Unilabs*	2,638,140
112,233	Unique Zurich Airport	24,544,624
		1,143,156,503
	Italy—5.2%
1,459,225	Assicurazioni Generali	54,610,330
641,375	Autostrada Torino-Milano	14,876,818
7,581,484	Banca Intesa (1)	44,980,577

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Italy—Continued
11,425,351	Banca Intesa-RNC (1)	$63,396,511
437,775	Banca Italease (1)	26,612,653
391,498	Banca Popolare dell'Etruria e del Lazio* (1)	8,108,873
449,825	Banca Popolare di Intra* (1)	8,355,976
5,811,423	Banca Popolare di Milano (1)	73,349,997
1,217,726	Banca Popolare di Sondrio (1)	20,247,593
239,725	Banca Popolare Emilia Romagna	14,464,344
4,593,120	Banca Popolare Italiana (1)	48,397,578
1,863,103	Banche Popolari Unite	47,031,028
1,577,765	Banco Popolare di Verona (1)	44,339,601
6,696,801	Beni Stabili	7,768,367
804,005	Bulgari SpA (1)	9,968,645
1,814,947	Buzzi Unicem (1)	46,386,957
11,033,264	Capitalia SpA (1)	95,618,591
14,456,238	Cassa di Risparmio di Firenze	51,114,909
3,505,119	Credito Emiliano	48,735,233
826,602	Finmeccanica SpA	19,794,809
753,641	Geox SpA (1)	10,734,955
3,458,626	Impregilo SpA*	14,786,498
612,268	Luxottica Group	18,209,056
4,575,771	Parmalat SpA*	15,372,241
1,372,320	Piccolo Credito Valtellinese Scarl	20,370,328
3,284,374	Safilo SpA*	18,368,998
462,470	Societa Iniziative Autostradali e Servizi (1)	6,186,685
26,117,571	UniCredito Italiano (1)	196,505,717
		1,048,693,868
	Poland—4.6%
1,453,827	Agora SA	21,142,963
684,562	Bank Handlowy w Warszawie	16,035,809
6,628,172	Bank Millenium*	14,879,504
3,263,719	Bank PEKAO	218,738,670
254,226	Bank Prezemyslowo-Handlowy	65,507,456
1,707,144	Bank Zachodni WBK	103,306,747
1,089,193	Budimex*	19,844,422
725,544	CCC SA*	10,433,538
2,858,730	Cersanit-Krasnystaw SA*	16,648,371
444,274	Grupa Kety	20,235,993
882,334	Inter Cars*	7,348,836

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Poland—Continued
89,026	Inter Groclin Auto*	$1,593,034
217,022	JC Auto	2,471,254
598,502	Opoczno SA*	6,484,185
621,954	Orbis SA	9,348,584
23,266	PBG SA*	1,161,919
24,231,457	Pko Bank Polski	304,307,335
158,204	Polish Energy Partners SA*	674,271
540,697	Polska Grupa Farmaceutyczna	11,733,441
2,404,170	Polski Koncern Miesy Duda*	10,715,966
709,930	Sniezka	6,836,799
82,385	Stomil Sanok*	3,966,938
6,332,632	Telekomunikacja Polska	46,356,683
		919,772,718
	Netherlands—3.2%
107,874	Efes Breweries GDR*	4,099,212
333,563	Eurocastle Investment	12,773,248
847,947	Euronext NV (1)	75,676,050
250,877	European Aeronautic Defense and Space* (1)	9,885,018
675,828	Heineken NV* (1)	27,335,459
2,955,751	ING Groep (1)	120,110,811
3,736,494	Koninklijke KPN (1)	43,819,141
654,796	Koninklijke Numico (1)	29,627,311
1,699,335	Philips Electronics* (1)	58,544,517
422,918	Randstad Holdings (1)	28,074,800
3,557,001	TNT NV (1)	127,875,648
2,246,096	Trader Media East-Class W*	19,990,254
572,159	Unilever NV (1)	41,261,225
1,406,679	Vedior NV (1)	32,745,141
288,762	VNU NV*	9,897,340
		641,715,175
	Turkey—3.1%
2,650,970	Acibadem Saglik Hizmetleri Ve Ticaret	32,309,324
8,321,965	Akbank TAS	69,297,210
1,483,196	Aksigorta	7,466,505
44,138	Alarko Gayrimenkul Yatirum Ortakligi*	1,971,341
2,079,699	Anadolu Sigorta*	6,990,056
528,658	Bim Birlesik Magazalar	20,610,058

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Turkey—Continued
1,360,013	Cimsa Cimento Sanayi Ve Ticar	$11,942,582
17,876,342	Dogan Sirketler Grubu*	85,254,318
6,521,079	Eczacibasi Ilac Sanayi ve Ticaret	22,905,228
1	Enka Insaat ve Sanayi	16
123,911	Goltas Cimento	7,035,068
20,498,556	Haci Omer Sabanci	96,984,084
3,354,425	Is Gayrimenkul Yatirim Ortakligi	8,684,431
881,141	Migros Turk	12,273,274
977,513	Selcuk Ecza Deposu Ticaret ve Sanayi*	4,957,863
22,224,519	Turkiye Garanti Bankasi	91,690,862
14,372,500	Turkiye Is Bankasi	120,768,168
3,142,575	Turkiye Vakiflar Bankasi*	19,864,119
806,008	Yapi Kredi Sigorta	4,149,019
		625,153,526
	Sweden—3.1%
419,315	Autoliv Inc (1)	23,276,984
1,373,847	Capio AB* (1)	26,971,732
692,724	Elekta AB-Class B (1)	11,395,647
7,103,522	Ericsson AB-Class B (1)	25,198,662
4,489,049	ForeningsSparbanken AB (1)	123,078,397
1,754,092	Getinge AB-Class B (1)	30,280,637
237,650	Hennes & Mauritz-Class B (1)	8,993,362
539,337	KappAhl Holding (1)	4,217,107
780,399	Modern Times Group-Class B	42,687,481
8,853,171	Nordea AB	113,574,420
491,881	Securitas AB-Class B (1)	10,222,824
5,484,800	Skandinaviska Enskilda Banken	137,754,935
2,988,083	Skanska AB-Class B	51,582,846
816,500	TeliaSonera AB (1)	5,052,134
		614,287,168
	Austria—2.6%
1,891,045	Erste Bank der Oesterreichischen Sparkassen	114,000,305
671,218	Flughafen Wien	51,118,915
3,085,042	Immoeast Immobilien Anlagen* (1)	33,420,229
1,500,740	OMV AG	104,180,338

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Austria—Continued
904,494	Raiffeisen International Bank Holding* (1)	$78,717,406
2,184,075	Telekom Austria (1)	53,510,258
552,844	Wiener Staedtische Versicher	35,362,681
786,242	Wienerberger AG (1)	41,507,234
		511,817,366
	Norway—2.4%
5,591,657	Acta Holding	25,163,588
626,568	Cermaq ASA (1)	9,179,183
2,868,806	DNB Holding (1)	39,705,854
996,132	Norsk Hydro (1)	153,027,805
595,833	Orkla ASA (1)	31,298,714
55,473,894	PAN Fish*	56,214,743
4,117,189	Statoil ASA (1)	135,295,729
839,577	Telenor ASA (1)	9,717,484
1,662,011	Tomra Systems (1)	16,478,863
		476,081,963
	Finland—2.1%
45,853	Atria Group	1,147,666
5,354,455	Fortum Oyj (1)	135,029,680
1,258,563	Hk-Ruokatalo Oyj-Class A	15,694,954
5,270,534	Nokia Oyj (1)	119,834,458
789,582	Olvi Oyj	15,436,145
411,564	Rakentajain Konevuokraam-Class B	6,884,705
601,788	Ramirent Oyj	22,415,309
943,050	Sampo Insurance-Class A	19,434,256
725,049	Sanomawsoy Oyj-Class B (1)	18,540,152
430,680	Stockmann Oyj-Class B (1)	17,631,447
219,703	Wartsila Oyj-Class B	9,348,577
1,171,856	YIT Oyj	33,006,231
		414,403,580
	Australia—1.9%
5,369,484	BHP Billiton	119,371,012
1,863,506	Brambles Industries	15,779,517
494,971	CSL Ltd	21,669,769
31,591,095	Macquarie Airports	78,620,758
5,547,108	Newcrest Mining	95,962,195

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Australia—Continued
894,479	Rio Tinto	$53,378,649
		384,781,900
	Hong Kong—1.8%
8,857,932	China Mengniu Dairy	10,110,425
9,691,004	China Merchants Holdings International	33,058,889
5,055,429	China Netcom Group Corp HK	9,225,890
4,346,004	China Resources Enterprise	9,304,478
30,433,082	Clear Media*	37,680,007
40,101,244	Emperor Entertainment Hotel	13,059,094
24,443,529	Galaxy Entertainment Group*	21,121,877
43,649,570	GOME Electrical Appliances Holdings	37,717,993
16,627,041	Hutchison Telecommunications*	29,271,261
35,808,574	Melco International Development	80,589,093
53,189,767	Shun TAK Holdings	67,570,655
23,667,274	Texwinca Holdings	17,398,704
		366,108,366
	Belgium—1.7%
262,782	Almancora	35,451,529
1,865,126	Fortis	69,800,851
1,982,716	KBC Groupe (1)	229,647,719
		334,900,099
	Czech Republic—1.3%
1,708,612	Komercni Banka	270,566,447
	Mexico—1.2%
862,366	Consorcio Ara	4,558,009
5,147,249	Controladora Comercial Mexicana	8,728,085
9,613,131	Corp Moctezuma	19,942,456
252,399	Desarrolladora Homex ADR* (1)	9,671,930
3,234,452	Empresas Ica Sociedad Controladora*	10,064,814
1,978,866	Fomento Economico Mexicano*	18,312,587
553,144	Fomento Economico Mexicano ADR	51,376,015
332,246	Grupo Aeroportuario del Pacifico SA de CV, ADR	11,057,147
927,808	Grupo Aeroportuario del Sureste ADR	35,971,116
2,107,000	Grupo Cementos de Chihuahua	6,841,526
20,317,523	Grupo Financiero Banorte	52,869,175
473,605	Grupo Televisa SA Sponsored ADR	10,040,426

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Mexico—Continued
966,393	Urbi Desarrollos Urbanos*	$7,914,538
		247,347,824
	South Korea—1.2%
563,345	Hyundai Motor	49,513,677
38,558	NHN Corp*	13,694,794
262,303	Samsung Electronics	179,095,772
		242,304,243
	Romania—1.0%
1,900,000	Asigurarea Romaneasca-Asirom*	413,058
16,921,274	Biofarm Bucuresti*	3,908,588
5,220,000	Compa-Sibi*	2,534,440
36,722,828	Impact SA	8,382,688
2,164,000	Rolast AG*	51,122
8,722,587	Romanian Bank for Development	54,676,168
59,500	Santierul Naval Braila* (2)	78,689
8,152,018	Sicomed SA*	4,593,061
579,582,257	SNP Petrom	117,600,660
7,627,000	Socep Constanta	585,863
		192,824,337
	Spain—0.9%
4,219,104	Banco Bilbao Vizcaya Argentaria	93,058,547
1,954,506	Corporacion Mapfre	41,263,011
682,414	Grupo Empresarial Chapultec (1)	28,186,376
399,141	Inditex SA	16,214,589
		178,722,523
	China—0.8%
78,347,451	Beijing Capital International Airport-Class H	45,470,653
29,393,909	China Life Insurance-Class H*	39,615,710
23,671,021	Dongfeng Motor Group-Class H*	11,829,939
10,867,372	Shenzhen Chiwan Wharf-Class B	18,711,112
11,551,955	Weiqiao Textile-Class H	15,196,706
6,835,533	Wumart Stores-Class H*	22,480,521
		153,304,641

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Hungary—0.7%
128,735	Egis Rt	$20,937,605
7,848,442	Magyar Telekom	35,838,243
2,071,310	OTP Bank	80,221,357
		136,997,205
	Venezuela—0.6%
608,816	Banco Provincial (2)	252,338
112,623	Banco Venezolano de Credito (2)	189,602
15,843,815	Cemex Venezuela Saca-I (2)	5,792,109
3,536,369	CIA Anonima Telef De Ven ADR	72,035,837
6,029,312	Electricidad de Caracas (2)	1,432,148
19,969,105	Mercantil Servicios Financieros-Class B (2)	32,548,721
145,933,489	Siderurgica Venezolana Sivensa SACA* (2)	7,781,579
		120,032,334
	United States—0.6%
1,308,996	BMB Munai*	13,613,558
2,976,168	News Corp	54,557,326
2,000,260	News Corp-Class B (1)	36,464,740
148,082	Southern Copper (1)	14,667,522
		119,303,146
	Greece—0.6%
1,565,951	Alpha Bank	59,176,505
2,609,391	Hellenic Telecommunication	58,309,950
		117,486,455
	Denmark—0.5%
127,300	Alk-Abello A/S* (1)	19,281,853
306,072	Novo Nordisk-Class B (1)	19,846,446
335,340	Royal UNIBREW (1)	36,183,798
1,175,623	Vestas Wind Systems (1)	31,861,854
		107,173,951
	Cyprus—0.5%
9,532,298	Bank of Cyprus	92,696,813
1,025,702	Urals Energy Public*	7,392,216
		100,089,029

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Ukraine—0.4%
69,500,000	Bank Aval (2)	$8,395,600
2,053,250	Centrenergo* (2)	1,699,100
165,000	Centrenergo ADR* (2)	1,454,896
20,500	Dniproenergo* (2)	1,635,095
2,750,000	Kirovogradoblenergo (2)	1,919,242
69,861,006	Lutsk Automobile Plant (2)	4,401,243
52,818	Retail Group (2)	13,204,500
5,000	Rodovid Bank (2)	9,860,000
2,040,000	Slavutich Pivzavod (2)	3,716,472
270,000,000	Ukrinbank (2)	8,100,000
24,898	Ukrnafta Oil ADR (2)	8,880,681
5,285,700	Ukrsotsbank (2)	1,370,171
24,623,666	UkrTelecom* (2)	5,351,904
573,260	UkrTelecom GDR* (2)	6,210,120
15,000	Zakhidenergo* (2)	463,609
395,792	Zakhidenergo GDR (2)	3,058,213
400,000	Zhytomyroblenergo (2)	340,977
		80,061,823
	Indonesia—0.3%
48,570,121	Bank Mandiri Persero	10,661,397
35,835,820	Indofood Sukses Makmur	4,564,813
5,595,740	Semen Gresik	17,437,961
35,993,615	Telekomunikasi Indonesia	30,702,544
		63,366,715
	Bulgaria—0.3%
7,602,910	Bulgarian Telecommunication	50,477,173
212,919	DZI Insurance & Reinsurance*	12,408,506
		62,885,679
	Ireland—0.3%
219,934	DePfa Bank	4,122,353
15,755,284	Dragon Oil*	55,700,116
		59,822,469
	Canada—0.3%
3,555,964	Bema Gold*	20,055,948
53,152	Centerra Gold*	2,238,878

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Canada—Continued
3,958,181	Eldorado Gold*	$20,628,956
243,177	Ivanhoe Mines*	2,365,472
135,760	Research in Motion* (1)	10,403,289
		55,692,543
	Thailand—0.3%
746,800	Airports of Thailand	1,162,837
1,354,489	Bangkok Bank Public	4,073,922
4,902,900	Bangkok Bank Public-Foreign Registered Shares	15,529,547
40,129,500	Bank of Ayudhya	19,973,959
30,015,573	Krung Thai Bank Public	9,826,765
		50,567,030
	Portugal—0.2%
5,988,128	Banco Comercial Portugues	18,253,928
565,547	Jeronimo Martins	10,187,195
1,706,095	Portugal Telecom-Registered	21,684,243
		50,125,366
	India—0.2%
1,334,100	India Cements GDR*†	13,185,044
523,875	State Bank of India GDR	26,691,431
		39,876,475
	Luxembourg—0.2%
809,492	Millicom International Cellular* (1)	39,810,817
	Brazil—0.2%
163,045	Aracruz Celulose ADR (1)	8,980,519
849,996	Diagnosticos da America	21,542,038
		30,522,557
	Egypt—0.1%
320,051	Orascom Telecom Holding SAE GDR (1)	17,186,739
603,218	Telecom Egypt GDR*†	7,841,834
		25,028,573
	New Zealand—0.1%
18,940,995	Auckland International Airport	24,569,009

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Philippines—0.1%
504,288	Ayala Corp	$3,506,735
22,221,000	Ayala Land	5,043,399
3,066,000	Bank of the Philippine Islands	3,612,633
153,320	Globe Telecom	2,665,405
152,993	Philippine Long Distance Telephone	6,043,475
		20,871,647
	Bermuda—0.1%
306,568	Central European Media Enterprises-Class A*	19,746,045
	Serbia—0.1%
272,646	AIK Banka AD	14,724,206
13,082	Tigar AD (2)	3,617,175
		18,341,381
	United Arab Emirates—0.1%
920,918	Investcom LLC GDR* (1)	13,951,908
	Papua New Guinea—0.1%
4,943,540	Lihir Gold	11,890,388
	Estonia—0.1%
1,920,438	Tallink Group	10,740,714
	Kazakhstan—0.0%
362,475	Kazakhgold GDR*	10,094,929
	Lebanon—0.0%
386,000	Solidere-Class A	8,657,980
	Croatia—0.0%
8,149	Atlantska Plovidba	1,154,528
20,979	Dom Holding* (2)	500,208
11,424	Ericsson Nikola Tesla	4,091,702
779	Institut Gradevinarstva	453,580
27,137	Podravka Prehrambena Industija*	1,800,913
3,957	Proficio Dd* (2)	50,592
12,811	Validus Dd* (2)	192,592
		8,244,115
	Latvia—0.0%
1,424,182	Parex Bank (2)(3)	7,732,415

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Morocco—0.0%
21,439	Ciments du Maroc*	$5,372,816
	South Africa—0.0%
524,709	MTN Group	5,181,669
	Argentina—0.0%
676,203	Grupo Financiero Galicia ADR* (1)	4,922,758
	Lithuania—0.0%
179,733	Rokiskio Suris	4,327,598
	TOTAL COMMON STOCKS (Cost $13,324,898,105)	19,091,169,956
PREFERRED STOCKS—0.4%
	Germany—0.4%
70,840	Henkel KGaA	8,505,748
2,658,240	ProsiebenSat.1 Media (1)	73,532,006
		82,037,754
	Croatia—0.0%
4,541	Adris Grupa	2,569,504
	TOTAL PREFERRED STOCKS (Cost $54,984,828)	84,607,258
INVESTMENT FUNDS—0.2%
	Romania—0.1%
5,488,000	SIF 1 Banat Crisana Arad*	4,742,519
5,190,500	SIF 2 Moldova Bacau*	4,231,539
5,460,500	SIF 3 Transilvania Brasov*	4,431,871
8,070,000	SIF 4 Muntenia Bucuresti	4,576,090
5,801,500	SIF 5 Oltenia Craiova*	5,528,441
		23,510,460
	Australia—0.1%
10,812,849	Australian Infrastructure Fund	18,459,561
	Russia—0.0%
3,277,081	RenShares Utilites (2)	6,324,766
	TOTAL INVESTMENT FUNDS (Cost $40,898,776)	48,294,787

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
WARRANTS—1.3%
	India—1.2%
329,062	Apollo Hospital Enterprise, Expires 7/20/2010*† (2)	$3,455,250
10,197,260	Bharti Televentures-Class A Warrants, Expires 05/31/2010*†	94,859,172
4,278,617	Canara Bank Warrants, Expires 01/19/2009*	23,471,637
4,739,230	CLSA State Bank of India Warrants, Expires 05/13/2010*†	108,840,281
435,781	State Bank of India Warrants, Expires 1/19/2009* (1)	9,668,745
		240,295,085
	Bulgaria—0.1%
301,290	Bulgarian American Credit Bank JSCO Warrants, Expires 03/30/2007* (2)	6,286,171
1,961,673	DZI Insurance & Reinsurance Warrants, Expires 2/28/2007*	5,164,435
		11,450,606
	Russia—0.0%
117	Russian Exchange Warrants, Expires 12/22/2007*†	2,059,200
	Switzerland—0.0%
193,233	Syngenta AG Warrants, Expires 05/23/2006*	309,173
	TOTAL WARRANTS (Cost $229,040,077)	254,114,064
RIGHTS—0.0%
	Sweden—0.0%
1,373,847	Capio AB, Expires 05/18/06* (Cost $0)	1,004,464

Face Value	Currency
FOREIGN GOVERNMENT BONDS—0.1%
		Bulgaria—0.1%
12,071,674	BGN	Bulgaria Compensation Notes* (2)	4,998,446
3,842,865	BGN	Bulgaria Housing Compensation Notes* (2)	1,589,955
27,296,242	BGN	Bulgaria Registered Compensation Vouchers* (2)	11,258,447
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $18,766,251)	17,846,848
STRUCTURED NOTES—0.2%
		Philippines—0.2%
1,679	USD	Phillippines Notes, due 10/17/2006 (Cost $24,931,891)*†	32,558,532

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATION—0.0%
		United States—0.0%
		U.S. Treasury Bills
9,000,000	USD	4.410% due 05/11/2006 (4)	$8,986,770
U.S. GOVERNMENT AND AGENCY OBLIGATION—Continued
		United States—Continued
		U.S. Treasury Bills
500,000	USD	4.450% due 05/11/2006 (4)	499,258
1,500,000	USD	4.460% due 05/11/2006 (4)	1,497,770
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION (Cost $10,983,798)	10,983,798
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—19.0%
		United States—19.0%
39,116,220		Abbey National 4.770% due 05/03/2006 (5)	39,116,220
73,342,917		ABN Amro Bank NV 4.920% due 05/30/2006 (5)	73,342,917
35,947,688		American Beacon Funds 4.751% due 05/01/2006 (5)	35,947,688
48,690,231		ANZ Banking Group 4.890% due 05/22/2006 (5)	48,690,231
73,342,917		BancoBilbao Vizcaya Argentaria 4.950% due 06/20/2006 (5)	73,342,917
85,593,501		Bank of America, with rates ranging from 4.770%-4.970% and maturity dates ranging from 05/16/206-06/19/2006 (5)	85,593,501
29,337,167		Bank of Montreal 4.770% due 05/02/2006 (5)	29,337,167
136,906,778		Bank of Nova Scotia 4.800% due 05/11/2006 (5)	136,906,778
48,895,278		Barclays 4.790% due 05/10/2006 (5)	48,895,278
34,064,729		Barton Capital 4.786% due 05/05/2006 (5)	34,064,729
19,558,111		Bear Stearns & Co 5.010% due 06/06/2006 (5)	19,558,111
151,575,362		BGI Institional 4.775% due 05/01/2006 (5)	151,575,362
146,685,834		BNP Paribas, with rates ranging from 4.760%-4.820% and maturity dates ranging from 05/02/2006-05/05/2006 (5)	146,685,834
24,447,639		Branch Banker &Trust 4.850% due 05/19/2006 (5)	24,447,639
24,447,639		CAFCO Funding 4.913% due 05/31/2006 (5)	24,447,639
68,453,389		Calyon, with rates ranging from 4.740%-4.910% and maturity dates ranging from 05/09/2006-06/02/2006 (5)	68,453,389
68,942,342		Canadian Imperial Bank of Commerce, with rates ranging from 4.915%-4.970% and maturity dates ranging from 05/18/2006-06/23/2006 (5)	68,942,342

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 1)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—Continued
		United States—Continued
24,447,639		Charta 4.944% due 06/08/2006 (5)	$24,447,639
48,688,125		Clipper Receivables 4.941% due 05/26/2006 (5)	48,688,125
58,299,918		Compass Securitization, with rates ranging from 4.789%-4.928% and maturity dates ranging from 05/04/2006-05/22/2006 (5)	58,299,918
61,258,449		CRC Funding, with rates ranging from 4.953%-4.986% and maturity dates ranging from 06/13/2006-06/16/2006 (5)	61,258,449
95,877,177		Credit Suisse First Boston, with rates ranging from 4.915%-4.960% and maturity dates ranging from 05/01/2006-06/16/2006 (5)	95,877,177
48,533,616		Den Danske Bank 4.773% due 05/05/2006 (5)	48,533,616
21,513,922		Deutsche Bank 4.760% due 05/01/2006 (5)	21,513,922
73,342,917		Dexia Group 4.775% due 05/04/2006 (5)	73,342,917
48,682,380		Falcon Asset Securitization, with rates ranging from 4.858%-4.928% and maturity dates ranging from 05/15/2006-05/22/2006 (5)	48,682,380
115,392,856		Fortis Bank, with rates ranging from 4.770%-4.970% and maturity dates ranging from 05/01/2006-06/22/2006 (5)	115,392,856
58,558,207		General Electric Capital Corporation 4.756% due 05/05/2006 (5)	58,558,207
43,378,764		Goldman Sachs Financial Square Prime Obligations 4.668% due 05/01/2006 (5)	43,378,764
208,629,388		Goldman Sachs Group 4.915% due 05/01/2006 (5)	208,629,388
24,290,848		Greyhawk Funding 4.825% due 05/11/2006 (5)	24,290,848
48,895,278		Harris NA 4.900% due 05/23/2006 (5)	48,895,278
122,238,195		HBOS Halifax Bank of Scotland, with rates ranging from 4.777%-4.789% and maturity dates ranging from 06/06/2006-07/10/2006 (5)	122,238,195
24,447,639		Jupiter Securitization 4.880% due 05/18/2006 (5)	24,447,639
48,683,616		Kitty Hawk Funding 4.891% due 05/22/2006 (5)	48,683,616
48,687,962		Liberty Street 4.790% due 05/02/2006 (5)	48,687,962
73,342,917		Lloyds TSB Bank 4.810% due 05/11/2006 (5)	73,342,917
188,735,773		Merrill Lynch & Co 4.865% due 05/01/2006 (5)	188,735,773
119,808,736		Merrimac Cash Fund-Premium Class 4.605% due 05/01/2006 (5)	119,808,736

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 1)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—Continued
		United States—Continued
109,478,065		Morgan Stanley & Co Repo, with rates ranging from 4.865%-4.925% and a maturity date of 05/01/2006 (5)	$109,478,065
9,779,056		Nordea Bank Finland 4.970% due 05/30/2006 (5)	9,779,056
72,934,464		Old Line Funding, with rates ranging from 4.942%-4.960% and maturity dates ranging from 05/15/2006-06/08/2006 (5)	72,934,464
72,988,292		Paradigm Funding, with rates ranging from 4.933%-4.953% and maturity dates ranging from
		05/16/2006-05/30/2006 (5)	72,988,292
29,136,329		Park Avenue Receivables 4.790% due 05/08/2006 (5)	29,136,329
48,681,707		Prefco, with rates ranging from 4.786%-4.962% and maturity dates ranging from 05/01/2006-05/30/2006 (5)	48,681,707
125,660,864		Rabobank, with rates ranging from 4.820%-4.920% and maturity dates ranging from 05/01/2006-06/12/2006 (5)	125,660,864
24,447,639		Ranger Funding 5.009% due 06/09/2006 (5)	24,447,639
29,337,167		Royal Bank of Canada 4.990% due 06/27/2006 (5)	29,337,167
166,243,946		Royal Bank of Scotland, with rates ranging from 4.750%-4.870% and maturity dates ranging from 05/03/2006-05/12/2006 (5)	166,243,946
48,756,375		Sheffiled Receivables 4.884% due 05/16/2006 (5)	48,756,375
39,116,222		Societe Generale 4.700% due 05/05/2006 (5)	39,116,222
24,447,639		Standard Chartered Bank 5.000% due 06/27/2006 (5)	24,447,639
49,836,113		Svenska Handlesbanken 4.820% due 05/01/2006 (5)	49,836,113
24,447,639		The Bank of the West 4.940% due 06/16/2006 (5)	24,447,639
29,135,909		Three Pillars Funding 4.800% due 05/08/2006 (5)	29,135,909
190,691,584		Wells Fargo, with rates ranging from 4.860%-4.900% and maturity dates ranging from 05/11/2006-05/15/2006 (5)	190,691,584
		TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING (Cost $3,810,201,074)	3,810,201,074

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 1)
REPURCHASE AGREEMENT—0.4%
		United States—0.4%
74,056,368	USD	Investors Bank & Trust Company Repurchase
		Agreement, dated 04/28/2006, due 05/01/2006,
		with a maturity value of $74,076,301 and an
		effective yield of 3.23%, collaterallized by
		U.S. Government and Agency Obligations, with
		rates ranging from 5.253%-8.125%, maturities
		from 11/25/2022-01/15/2036, and an aggregate
		market value of $77,759,086 (Cost $74,056,368)	$74,056,368
		TOTAL INVESTMENTS — 116.7% (Cost $17,588,761,168)	23,424,837,149
		Other Assets and Liabilities (NET)—(16.7%)	(3,359,161,538)
		TOTAL NET ASSETS—100.0%	$20,065,675,611

Notes to the Portfolio of Investments:

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

(1)  All or a portion of this security was on loan to brokers at April 30, 2006.

(2)  Illiquid security

(3)  Security valued at fair value utilizing the fair value model in accordance with valuation policies approved by the board of directors.

(4)  Security has been pledged for futures collateral.

(5)  Represents investments of security lending collateral.

*  Non-income producing security.

†  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $17,697,075,659.

Glossary of Currencies

BGN  — Bulgarian Lev

USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2006

Julius Baer International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local		Value in Currency	In Exchange USDfor USD	Net Unrealized Appreciation (Depreciation)
05/02/2006	CHF	2,000,000	1,608,040	1,572,574	$35,466
09/25/2006	GBP	59,136,140	107,722,228	103,109,588	4,612,640
07/20/2006	JPY	26,477,720,000	234,403,465	227,973,206	6,430,259
07/31/2006	JPY	27,695,000,000	245,553,062	244,316,628	1,236,434
09/25/2006	JPY	43,589,880,788	389,419,249	382,303,505	7,115,744
05/02/2006 RON		128,414	46,529	46,175	354
05/03/2006 RON		666,706	241,555	241,999	(444)
05/03/2006 UAH		40,491,495	8,074,077	8,046,000	28,077
Net unrealized appreciation on forward foreign exchange contracts to buy					$19,458,530

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local		Value in Currency	In Exchange USDfor USD	Net Unrealized Depreciation
09/25/2006	CZK	4,596,912,098	205,729,995	194,663,869	$(11,066,126)
06/30/2006	EUR	314,905,503	398,092,515	386,559,101	(11,533,414)
09/25/2006	HUF	6,413,325,474	30,522,948	29,180,660	(1,342,288)
09/25/2006	PLN	272,254,543	88,966,747	84,849,764	(4,116,983)
09/22/2006 TRY		23,095,160	16,995,035	16,549,739	(445,296)
09/25/2006 TRY		55,908,389	41,118,148	40,352,500	(765,648)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(29,269,755)

Glossary of Currencies

CHF  — Swiss Franc

CZK  — Czech Koruna

EUR  — Euro

GBP  — British Pound Sterling

HUF  — Hungarian Forint

JPY  — Japanese Yen

PLN  — Polish Zloty

RON  — Romanian Leu

TRY  — Turkish Lira

UAH  — Ukraine Hryvna

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)   April 30, 2006

Julius Baer International Equity Fund  (Percentage of Net Assets)

At April 30, 2006, sector diversification of the Fund's investments were as follows:

	% of Net Assets	Market Value (Note 1)
INDUSTRY SECTOR
Financials	35.8%	$7,194,480,896
Consumer Discretionary	12.3	2,467,210,981
Industrials	11.2	2,257,732,990
Materials	7.4	1,488,471,418
Consumer Staples	7.2	1,455,765,515
Energy	5.9	1,178,649,758
Health care	5.8	1,164,886,586
Telecommunications	4.6	922,805,670
Utilities	4.2	838,424,269
Information Technology	2.8	561,167,827
US Treasury Bills	0.1	10,983,798
Cash & Cash Equivalents	19.4	3,884,257,441	*
Total Investments	116.7	23,424,837,149
Other Assets and Liabilities (Net)	(16.7)	(3,359,161,538	)*
Net Assets	100.0%	$20,065,675,611

*  Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements and notional market value for futures for $340,684,413, which is 1.7% of net assets, and $60,725,397 in market value for swaps, which is 0.3% of net assets.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—97.5%
	Japan—11.9%
69,568	Aeon Credit Service	$1,918,907
30,600	Aiful Corp	1,822,067
85,345	Aisin Seiki	3,198,569
42,000	Bank of Fukuoka	360,788
198,633	Bank of Yokohama	1,553,234
96,844	Canon Inc	7,386,263
34,000	Chiba Bank	306,953
123,072	Credit Saison	6,433,799
78,000	Dai Nippon Printing	1,393,345
41,900	Daikin Industries	1,456,594
295,186	Daiwa Securities Group	4,081,425
129,826	Denso Corp	5,081,631
268	Dentsu Inc	929,317
351	East Japan Railway	2,732,391
25,500	Eisai Co	1,163,354
18,900	Fanuc Ltd	1,782,426
1,780	Fuji Television Network	4,411,033
57,467	Fujitsu Ltd	477,550
100,000	Gunma Bank	769,702
136,960	Honda Motor	9,702,333
45,738	Hoya Corp	1,846,341
20,310	Ibiden Co	962,146
183,000	Itochu Corp	1,656,935
15,600	JAFCO Co	1,035,447
1,667	Japan Tobacco	6,685,517
41,391	JS Group	918,793
61,717	JSR Corp	1,896,906
2,420	Keyence Corp	633,184
69,576	Kubota Corp	784,101
10,600	Kyocera Corp	986,672
16,870	Leopalace21 Corp	655,891
13,996	Makita Corp	414,242
656,306	Matsushita Electric Industrial	15,804,216
1,117	Mitsubishi Tokyo Financial	17,508,144
168,000	Mitsubishi UFJ Securities	2,639,159
68,793	Mitsui Fudosan	1,536,096
1,355	Mizuho Financial	11,521,060
84,000	NGK Spark Plug	1,838,879
92,294	NHK Spring	1,066,796

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Japan—Continued
114,500	Nikko Securities	$1,847,842
11,238	Nintendo Co	1,672,907
27,000	Nippon Electric Glass	607,618
58,000	Nissan Chemical Industries	980,210
217,867	Nissan Motor	2,855,927
68,469	Nitto Denko	5,725,735
35,400	NOK Corp	1,072,539
317,907	Nomura Holdings	7,168,218
144,000	NSK Ltd	1,298,774
10,580	Orix Corp	3,168,441
137,000	Ricoh Co	2,711,208
27,000	Secom Co	1,468,214
42,200	Sega Sammy Holdings	1,677,653
246,000	Seiyu Ltd* (1)	603,152
81,740	Seven & I Holdings	3,156,510
235,000	Sharp Corp	4,113,529
195,430	Sony Corp	9,788,613
42,161	Stanley Electric	978,342
199,000	Sumitomo Chemical	1,739,072
118,111	Sumitomo Corp	1,764,425
259,158	Sumitomo Metal Industries	1,089,281
739	Sumitomo Mitsui Financial	8,088,879
176,633	Sumitomo Trust & Banking	1,874,599
98,000	Suzuki Motor	2,385,639
28,896	Takeda Chemical Industries	1,761,087
91,000	Teijin Ltd	622,338
63,000	Toppan Printing	839,081
210,200	Toray Industries	1,963,953
288,524	Toyota Motor	16,826,356
25,500	Yamada Denki	2,771,060
111,644	Yamaha Motor	3,069,721
80,505	Yamato Holdings	1,600,231
79,900	Yokogawa Electric	1,262,168
		225,905,528
	France—10.4%
14,999	Accor SA	942,596
8,074	Alstom	730,236
12,855	Atos Origin	962,662

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	France—Continued
126,656	BNP Paribas	$11,949,713
104,099	Bouygues SA	5,671,299
46,245	Compagnie de Saint-Gobain	3,463,112
182,968	Electricite de France*	10,682,546
10,261	Eurazeo	1,238,887
7,356	Havas SA	37,991
88,628	JC Decaux*	2,645,874
177,399	Lafarge SA	21,787,413
13,220	Lagardere S.C.A.	1,090,744
61,901	L'Air Liquide	13,372,472
184,607	LVMH SA	19,405,480
56,073	Pernod-Ricard	10,856,193
57,866	Pinault-Printemps-Redoute	7,493,185
20,165	Publicis Groupe	836,958
95,977	Renault SA	11,122,563
92,241	Safran SA	2,364,494
242,942	Sanofi-Aventis	22,875,136
41,579	Schneider Electric	4,700,655
30,774	Societe Generale-Class A	4,694,377
196,354	Societe Television Francaise	6,504,971
80,334	Suez SA	3,156,201
76,694	Total SA	21,176,385
40,728	Vinci SA	4,040,113
105,512	Vivendi Universal	3,846,363
		197,648,619
	Germany—9.0%
6,631	Adidas-Salomon	1,397,831
490,593	Commerzbank AG	20,300,494
15,209	Continental AG	1,807,942
94,297	DaimlerChrysler AG-Registered	5,162,232
111,822	Deutsche Bank	13,708,163
57,683	Deutsche Boerse	8,329,061
341,232	Deutsche Post	9,082,369
68,903	Deutsche Postbank	5,259,696
64,404	E.ON AG	7,831,141
312,876	Fraport AG (1)	23,635,032
62,997	Fresenius AG	10,507,286
30,927	Fresenius Medical Care	3,705,219

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Germany—Continued
40,885	Henkel KGaA	$4,500,654
113,569	Hochtief AG	7,753,700
124,904	Hypo Real Estate Holding	8,719,524
59,657	IKB Deutsche Industriebank	2,470,831
215,142	IVG Immobilien	6,170,752
48,565	KarstadtQuelle AG (1)	1,457,798
16,515	Man AG	1,250,059
20,265	Merck KGaA	2,144,252
2,327	Puma AG	936,549
23,060	SAP AG	5,031,032
130,448	Siemens AG	12,323,912
17,742	Solarworld AG	5,515,215
14,429	Wacker Chemie*	1,890,251
		170,890,995
	United Kingdom—8.8%
615,793	Aegis Group	1,527,839
271,604	Anglo American	11,527,452
525,620	Associated British Ports	6,983,924
695,025	BAA PLC	10,706,571
135,293	BAE Systems	1,026,696
214,737	Balfour Beatty	1,401,237
143,807	BG Group	1,926,450
138,431	BP PLC	1,702,203
444,682	Burberry Group	3,811,022
1,138,714	Compass Group	4,895,038
963,441	Diageo PLC	15,848,347
746,394	GlaxoSmithkline PLC	21,109,988
58,166	Imperial Tobacco	1,801,561
256,821	Kazakhmys PLC	5,314,640
80,902	London Stock Exchange	1,819,027
297,752	Prudential PLC	3,482,679
227,424	Reckitt Benckiser	8,263,411
56,275	Rio Tinto	3,085,014
596,563	Rolls-Royce Group*	5,166,893
24,781,679	Rolls-Royce Group	45,044
215,925	SABMiller PLC	4,540,948
193,372	Scottish & Newcastle	1,782,017
319,308	Smith & Nephew	2,632,069

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	United Kingdom—Continued
79,582	Smiths Group	$1,474,729
1,855,856	Tesco PLC	10,777,683
9,956,798	Vodafone Group	23,436,876
326,724	William Hill	3,768,104
81,094	Wolseley PLC	2,023,809
450,530	WPP Group	5,543,993
		167,425,264
	Russia—6.0%
57,236	AFK Sistema Sponsored GDR	1,402,282
101,617	JSC MMC Norilsk Nickel ADR (1)	13,413,444
176,503	LUKOIL ADR (1)	15,885,270
1,541	NovaTek OAO*	6,129,328
80,500	NovaTek OAO Sponsored GDR†	2,942,275
579,520	OAO Gazprom*	6,606,528
385,297	OAO Gazprom ADR (1)	17,631,191
74,092	Polyus Gold ADR (2)	3,519,370
11,303	Rosneft-Purneftegaz	554,412
12,412	Sberbank RF	22,465,720
18,923	Sibneft	94,710
998,322	Surgutneftegaz OJSC	1,697,147
870,631	TNK-BP (2)	2,960,145
231,371	Unified Energy System GDR	17,760,426
		113,062,248
	Switzerland—5.8%
89,522	Adecco SA	5,535,069
17,637	BKW FMB Energie	1,815,104
216,749	Compagnie Financiere Richemont	11,196,883
195,560	Credit Suisse-Registered	12,248,542
182,383	Holcim Ltd*	15,250,518
49,955	Nestle SA-Registered	15,192,345
312,395	Novartis AG-Registered	17,870,878
91,955	Roche Holding	14,099,151
2,475	SGS SA	2,441,668
17,203	Syngenta AG-Registered*	2,392,860
64,159	The Swatch Group-Class B	11,472,532
		109,515,550

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Italy—5.2%
133,815	Assicurazioni Generali	$5,007,920
842,394	Banca Intesa	4,997,883
1,029,823	Banca Intesa-RNC	5,714,239
67,301	Banca Italease	4,091,276
597,805	Banca Popolare di Milano	7,545,311
133,277	Banca Popolare di Sondrio	2,216,047
28,265	Banca Popolare Emilia Romagna	1,705,432
455,063	Banca Popolare Italiana	4,794,986
184,138	Banche Popolari Unite	4,648,267
166,077	Banco Popolare di Verona	4,667,227
44,144	Bulgari SpA	547,330
272,967	Buzzi Unicem	6,976,572
1,333,268	Capitalia SpA	11,554,623
1,514,375	Cassa di Risparmio di Firenze	5,354,584
314,468	Credito Emiliano	4,372,368
78,661	Finmeccanica SpA	1,883,711
56,887	Geox SpA	810,305
46,963	Luxottica Group	1,396,695
358,657	Parmalat SpA*	1,204,903
2,518,321	UniCredito Italiano	18,947,569
		98,437,248
	Poland—4.8%
155,976	Bank Handlowy w Warszawie	3,653,725
369,338	Bank PEKAO	24,753,511
42,625	Bank Prezemyslowo-Handlowy	10,983,359
181,600	Bank Zachodni WBK	10,989,410
2,631,875	Pko Bank Polski	33,052,031
951,906	Telekomunikacja Polska	6,968,225
		90,400,261
	Netherlands—3.5%
83,092	Euronext NV	7,415,645
83,416	European Aeronautic Defense and Space*	3,286,745
117,900	Heineken NV*	4,768,744
288,840	ING Groep	11,737,392
338,385	Koninklijke KPN	3,968,356
79,409	Koninklijke Numico	3,592,989
145,809	Philips Electronics*	5,023,328

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Netherlands—Continued
47,303	Randstad Holdings	$3,140,141
376,291	TNT NV	13,527,816
56,813	Unilever NV	4,097,067
206,522	Vedior NV	4,807,488
28,280	VNU NV*	969,299
		66,335,010
	Sweden—2.9%
38,055	Autoliv Inc	2,112,506
683,066	Ericsson AB-Class B	2,423,073
449,172	ForeningsSparbanken AB	12,315,163
218,815	Getinge AB-Class B	3,777,372
34,798	Hennes & Mauritz-Class B	1,316,857
71,115	Modern Times Group-Class B	3,889,959
810,289	Nordea AB	10,394,931
48,058	Securitas AB-Class B	998,795
525,291	Skandinaviska Enskilda Banken	13,193,084
283,941	Skanska AB-Class B	4,901,633
46,248	TeliaSonera AB	286,162
		55,609,535
	Turkey—2.8%
880,955	Akbank TAS	7,335,734
1,568,332	Dogan Sirketler Grubu*	7,479,555
2,355,534	Haci Omer Sabanci	11,144,654
2,422,391	Turkiye Garanti Bankasi	9,993,967
1,503,245	Turkiye Is Bankasi	12,631,355
720,089	Turkiye Vakiflar Bankasi*	4,551,660
		53,136,925
	Austria—2.8%
181,928	Erste Bank der Oesterreichischen Sparkassen	10,984,488
822,019	Immofinanz Immobilien Anlagen* (1)	8,987,760
141,653	OMV AG	9,833,454
88,648	Raiffeisen International Bank Holding* (1)	7,714,966
228,813	Telekom Austria	5,605,963
69,171	Wiener Staedtische Versicher	4,424,525
95,647	Wienerberger AG	5,049,390
		52,600,546

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Norway—2.4%
319,627	DNB Holding	$4,423,814
105,938	Norsk Hydro	16,274,409
95,357	Orkla ASA	5,009,040
5,054,458	PAN Fish*	5,121,960
436,151	Statoil ASA	14,332,441
44,566	Telenor ASA	515,819
		45,677,483
	Australia—2.3%
535,530	BHP Billiton	11,905,568
159,855	Brambles Industries	1,353,596
45,099	CSL Ltd	1,974,429
4,000,238	Macquarie Airports	9,955,392
832,382	Newcrest Mining	14,399,792
73,639	Rio Tinto	4,394,458
		43,983,235
	Belgium—2.2%
156,384	Almancora	21,097,533
179,404	Fortis	6,714,051
112,094	KBC Groupe	12,983,267
		40,794,851
	Hong Kong—2.1%
2,742,371	China Merchants Holdings International	9,355,041
1,034,617	China Netcom Group Corp HK	1,888,121
473,222	China Resources Enterprise	1,013,134
5,024,116	Galaxy Entertainment Group*	4,341,385
2,723,352	Hutchison Telecommunications*	4,794,356
3,967,537	Melco International Development	8,929,152
7,981,970	Shun TAK Holdings	10,140,051
		40,461,240
	Finland—1.8%
530,181	Fortum Oyj	13,370,207
510,456	Nokia Oyj	11,606,076
101,174	Sampo Insurance-Class A	2,084,981
90,592	Sanomawsoy Oyj-Class B (1)	2,316,519
29,562	Wartsila Oyj-Class B	1,257,892
132,507	YIT Oyj	3,732,162
		34,367,837

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Czech Republic—1.6%
188,777	Komercni Banka	$29,893,693
	South Korea—1.4%
67,486	Hyundai Motor	5,931,499
6,970	NHN Corp*	2,475,562
27,201	Samsung Electronics	18,572,354
		26,979,415
	Mexico—1.2%
887,767	Fomento Economico Mexicano*	8,215,468
17,315	Fomento Economico Mexicano ADR	1,608,217
3,856,847	Grupo Financiero Banorte	10,036,082
168,969	Grupo Televisa SA Sponsored ADR	3,582,143
		23,441,910
	Hungary—1.1%
19,948	Gedeon RT	4,292,119
1,621,245	Magyar Telekom	7,403,071
238,749	OTP Bank	9,246,694
		20,941,884
	Spain—0.8%
384,521	Banco Bilbao Vizcaya Argentaria	8,481,176
178,962	Corporacion Mapfre	3,778,198
69,698	Inditex SA	2,831,392
		15,090,766
	China—0.8%
7,213,056	China Life Insurance-Class H*	9,721,413
10,039,141	Dongfeng Motor Group-Class H*	5,017,208
		14,738,621
	Romania—0.7%
549,557	Romanian Bank for Development	3,444,812
43,648,900	SNP Petrom	8,856,619
		12,301,431
	Greece—0.6%
152,990	Alpha Bank	5,781,416
254,960	Hellenic Telecommunication	5,697,385
		11,478,801

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Cyprus—0.6%
1,147,293	Bank of Cyprus	$11,156,848
	United States—0.5%
242,465	News Corp	4,444,723
100,000	News Corp-Class B (1)	1,823,000
26,374	Southern Copper (1)	2,612,345
		8,880,068
	Indonesia—0.5%
16,027,242	Bank Mandiri Persero	3,518,064
6,191,831	Telekomunikasi Indonesia	5,281,630
		8,799,694
	Venezuela—0.4%
378,944	CIA Anonima Telef De Ven ADR	7,719,089
	Canada—0.4%
174,058	Barrick Gold	5,281,310
15,874	Research in Motion*	1,216,425
		6,497,735
	Denmark—0.3%
24,566	Novo Nordisk-Class B	1,592,919
154,423	Vestas Wind Systems (1)	4,185,188
		5,778,107
	Thailand—0.2%
163,272	Bangkok Bank Public	491,076
651,100	Bangkok Bank Public-Foreign Registered Shares	2,062,308
5,208,672	Krung Thai Bank Public	1,705,261
		4,258,645
	Luxembourg—0.2%
82,018	Millicom International Cellular* (1)	4,033,645
	Papua New Guinea—0.2%
1,663,340	Lihir Gold	4,000,728
	Portugal—0.2%
567,370	Banco Comercial Portugues	1,729,544
177,563	Portugal Telecom-Registered	2,256,802
		3,986,346

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—Continued
	Bermuda—0.2%
61,325	Central European Media Enterprises-Class A* (1)	$3,949,943
	Philippines—0.2%
1,093,664	Bank of the Philippine Islands	1,288,652
65,697	Philippine Long Distance Telephone	2,595,139
		3,883,791
	Egypt—0.2%
47,282	Orascom Telecom Holding SAE GDR	2,539,043
74,179	Telecom Egypt GDR*†	964,327
		3,503,370
	India—0.1%
48,776	State Bank of India GDR	2,485,137
	Ukraine—0.1%
1,876,334	UkrTelecom* (2)	407,817
161,195	UkrTelecom GDR* (2)	1,746,224
		2,154,041
	United Arab Emirates—0.1%
113,503	Investcom LLC GDR*	1,719,570
	South Africa—0.1%
146,949	MTN Group	1,451,168
	Brazil—0.1%
15,621	Aracruz Celulose ADR	860,405
	Ireland—0.0%
10,775	DePfa Bank	201,962
	TOTAL COMMON STOCKS (Cost $1,596,153,850)	1,846,439,188
PREFERRED STOCKS—0.4%
	Germany—0.4%
3,451	Henkel KGaA	414,361
272,279	ProsiebenSat.1 Media	7,531,758
	TOTAL PREFERRED STOCKS (Cost $6,255,733)	7,946,119

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
RIGHTS—0.0%
	Austria—0.0%
822,019	IMMOFINANZ Immobilien Anlagen Rights, Expires 5/15/2006 (Cost $0)*	$0
WARRANTS—1.2%
	India—1.2%
950,847	Bharti Televentures-Class A Warrants, Expires 05/31/2010*†	8,845,176
505,204	Canara Bank Warrants, Expires 01/19/2009*	2,771,448
415,495	CLSA State Bank of India Warrants, Expires 05/13/2010*†	9,542,182
51,678	State Bank of India Warrants, Expires 1/19/2009*	1,146,588
		22,305,394
	Switzerland—0.0%
13,481	Syngenta AG Warrants, Expires 05/23/2006*	21,570
	TOTAL WARRANTS (Cost $22,089,067)	22,326,964

Face Value	Currency
U.S. GOVERNMENT AND AGENCY OBLIGATION—0.2%
		United States—0.2%
		U.S. Treasury Bills
2,000,000	USD	4.410% due 05/11/2006 (3)	1,997,060
400,000	USD	4.430% due 05/11/2006 (3)	399,409
660,000	USD	4.470% due 05/11/2006 (3)	659,017
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION (Cost $3,055,486)	3,055,486
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—4.3%
		United States—4.3%
843,757		Abbey National 4.770% due 05/03/2006 (4)	843,757
1,582,044		ABN Amro Bank NV 4.920% due 05/30/2006 (4)	1,582,044
775,410		American Beacon Funds 4.751% due 05/01/2006 (4)	775,410
1,050,273		ANZ Banking Group 4.890% due 05/22/2006 (4)	1,050,273
1,582,044		BancoBilbao Vizcaya Argentaria 4.950% due 06/20/2006 (4)	1,582,044
1,846,295		Bank of America, rates ranging from 4.770%-4.970% and maturity dates ranging from 05/16/2006-06/19/2006 (4)	1,846,295
632,817		Bank of Montreal 4.770% due 05/02/2006 (4)	632,817
2,953,148		Bank of Nova Scotia 4.800% due 05/11/2006 (4)	2,953,148

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 1)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—Continued
		United States—Continued
1,054,696		Barclays 4.790% due 05/10/2006 (4)	$1,054,696
734,793		Barton Capital 4.786% due 05/05/2006 (4)	734,793
421,878		Bear Stearns & Co 5.010% due 06/06/2006 (4)	421,878
3,269,557		BGI Institional 4.775% due 05/01/2006 (4)	3,269,557
3,164,088		BNP Paribas, with rates ranging from 4.760%-4.820% and maturity dates ranging from 05/02/2006-05/05/2006 (4)	3,164,088
527,348		Branch Banker &Trust 4.850% due 05/19/2006 (4)	527,348
527,348		CAFCO Funding 4.913% due 05/31/2006 (4)	527,348
1,476,574		Calyon, with rates ranging from 4.740%-4.910% and maturity dates ranging from 05/09/2006-06/02/2006 (4)	1,476,574
1,487,121		Canadian Imperial Bank of Commerce, with rates ranging from 4.915%-4.970% and maturity dates ranging from 05/18/2006-06/23/2006 (4)	1,487,121
527,348		Charta 4.944% due 06/08/2006 (4)	527,348
1,050,227		Clipper Receivables 4.941% due 05/26/2006 (4)	1,050,227
1,257,558		Compass Securitization, with rates ranging from 4.789%-4.928% and maturity dates ranging from 05/04/2006-05/22/2006 (4)	1,257,558
1,321,376		CRC Funding, with rates ranging from 4.953%-4.986% and maturity dates ranging from 06/13/2006-06/16/2006 (4)	1,321,376
1,582,044		Credit Suisse First Boston 4.960% due 06/16/2006 (4)	1,582,044
486,075		Credit Suisse First Boston Repo 4.915% due 05/01/2006 (4)	486,075
1,046,895		Den Danske Bank 4.773% due 05/05/2006 (4)	1,046,895
464,066		Deutsche Bank 4.760% due 05/01/2006 (4)	464,066
1,582,044		Dexia Group 4.775% due 05/04/2006 (4)	1,582,044
1,050,104		Falcon Asset Securitization Corp, with rates ranging from 4.858%-4.928% and maturity dates ranging from 05/15/2006-05/22/2006 (4)	1,050,104
2,489,082		Fortis Bank, with rates ranging from 4.770%-4.970% and maturity dates ranging from 05/01/2006-06/22/2006 (4)	2,489,082
1,263,130		General Electric Capital Corporation 4.756% due 05/05/2006 (4)	1,263,130
935,702		Goldman Sachs Financial Square Prime Obligations 4.668% due 05/01/2006 (4)	935,702
4,500,241		Goldman Sachs Group 4.915% due 05/01/2006 (4)	4,500,241
523,966		Greyhawk Funding 4.825% due 05/11/2006 (4)	523,966
1,054,696		Harris NA 4.900% due 05/23/2006 (4)	1,054,696

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 1)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—Continued
		United States—Continued
2,636,740		HBOS Halifax Bank of Scotland, with rates ranging from 4.777%-4.789% and maturity dates ranging from 06/06/2006-07/10/2006 (4)	$2,636,740
527,348		Jupiter Securitization 4.880% due 05/18/2006 (4)	527,348
1,050,130		Kitty Hawk Funding 4.891% due 05/22/2006 (4)	1,050,130
1,050,224		Liberty Street 4.790% due 05/02/2006 (4)	1,050,224
1,582,044		Lloyds TSB Bank 4.810% due 05/11/2006 (4)	1,582,044
4,071,126		Merrill Lynch & Co 4.865% due 05/01/2006 (4)	4,071,126
2,584,335		Merrimac Cash Fund-Premium Class 4.605% due 05/01/2006 (4)	2,584,335
2,361,497		Morgan Stanley & Co, with rates ranging from 4.865%-4.925% and due 05/01/2006 (4)	2,361,497
210,939		Nordea Bank Finland 4.970% due 05/30/2006 (4)	210,939
1,573,233		Old Line Funding, with rates ranging from 4.942%-4.960% and maturity dates ranging from 05/15/2006-06/08/2006 (4)	1,573,233
1,574,394		Paradigm Funding, with rates ranging from 4.933%-4.953% and maturity dates ranging from 05/16/2006-05/30/2006 (4)	1,574,394
628,485		Park Avenue Receivables 4.790% due 05/08/2006 (4)	628,485
1,050,089		Prefco, with rates ranging from 4.786%-4.962% and maturity dates ranging from 05/01/2006-05/30/2006 (4)	1,050,089
2,710,568		Rabobank, with rates ranging from 4.820%-4.920% and maturity dates ranging from 05/01/2006-06/12/2006 (4)	2,710,568
527,348		Ranger Funding 5.009% due 06/09/2006 (4)	527,348
632,817		Royal Bank of Canada 4.990% due 06/27/2006 (4)	632,817
3,585,966		Royal Bank of Scotland, with rates ranging from 4.750%-4.870% and maturity dates ranging from 05/03/2006-05/12/2006 (4)	3,585,966
1,051,700		Sheffiled Receivables 4.884% due 05/16/2006 (4)	1,051,700
843,757		Societe Generale 4.700% due 05/05/2006 (4)	843,757
527,348		Standard Chartered Bank 5.000% due 06/27/2006 (4)	527,348
1,074,990		Svenska Handlesbanken 4.820% due 05/01/2006 (4)	1,074,990
527,348		The Bank of the West 4.940% due 06/16/2006 (4)	527,348
628,476		Three Pillars Funding 4.800% due 05/08/2006 (4)	628,476
4,113,310		Wells Fargo, with rates ranging from 4.860%-4.900% and maturity dates ranging from 05/11/2006-05/15/2006 (4)	4,113,310
		TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING (Cost $82,187,957)	82,187,957

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

Face Value	Currency	Description	Market Value (Note 1)
REPURCHASE AGREEMENT—2.1%
		United States—2.1%
38,916,053	USD	Investors Bank & Trust Company Repurchase Agreement,
		dated 04/28/2006, due 05/01/2006, with a maturity
		value of $38,926,528 and an effective yield of 3.23%,
		collaterallized by U.S. Government and Agency Obligations,
		with rates ranging from 5.459%-8.125%, maturities from
		09/25/2023-03/25/2033, and an aggregate market value
		of $40,861,856 (Cost $38,916,053)	$38,916,053
		TOTAL INVESTMENTS—105.7% (Cost $1,748,658,146)	2,000,871,767
		OTHER ASSETS AND LIABILITIES (NET)—(5.7%)	(107,491,329)
		TOTAL NET ASSETS—100.0%	$1,893,380,438

Notes to the Portfolio of Investments:

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

(1)  All or a portion of this security was on loan to brokers at April 30, 2006.

(2)  Illiquid security

(3)  Security has been pledged for futures collateral.

(4)  Represents investments of security lending collateral.

*  Non-income producing security.

†  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $1,753,987,238.

Glossary of Currencies

USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2006

Julius Baer International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
05/02/2006	CZK	47,002,068	2,079,048	2,056,713	$22,335
05/03/2006	DKK	5,249,318	886,458	854,520	31,938
08/03/2006	DKK	5,249,318	891,386	892,741	(1,355)
05/03/2006	EUR	15,000,000	18,894,750	18,838,500	56,250
06/06/2006	EUR	10,833,609	13,677,009	13,100,000	577,009
05/02/2006	GBP	401,427	729,654	711,450	18,204
05/03/2006	GBP	2,400,000	4,362,360	4,340,880	21,480
05/24/2006	GBP	5,659,000	10,288,926	9,869,805	419,121
06/09/2006	GBP	558,634	1,015,899	970,989	44,910
06/23/2006	GBP	1,668,000	3,033,930	2,932,611	101,319
08/03/2006	GBP	401,427	730,610	732,766	(2,156)
10/19/2006	GBP	2,541,000	4,630,482	4,512,562	117,920
05/02/2006	JPY	1,674,664,568	14,664,313	14,664,825	(512)
05/08/2006	JPY	442,812,744	3,880,730	3,753,366	127,364
05/09/2006	JPY	1,959,000,000	17,170,687	16,785,913	384,774
05/16/2006	JPY	1,169,000,000	10,256,224	10,067,606	188,618
05/24/2006	JPY	365,578,000	3,210,948	3,120,265	90,683
06/14/2006	JPY	167,336,000	1,474,031	1,422,925	51,106
06/23/2006	JPY	1,694,000,000	14,940,795	14,799,154	141,641
07/18/2006	JPY	1,050,368,000	9,296,189	8,968,937	327,252
07/20/2006	JPY	117,544,846	1,040,608	1,012,061	28,547
07/24/2006	JPY	1,061,000,000	9,398,075	9,143,005	255,070
09/25/2006	JPY	764,282,416	6,827,876	6,697,700	130,176
10/05/2006	JPY	734,252,640	6,568,503	6,388,694	179,809
05/02/2006	PLN	23,166,254	7,537,050	7,448,957	88,093
05/03/2006	SEK	8,262,864	1,118,750	1,087,434	31,316
Net unrealized appreciation on forward foreign exchange contracts to buy					$3,430,912

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) April 30, 2006

Julius Baer International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
05/01/2006	AUD	1,393,262	1,057,138	1,045,365	$(11,773)
05/02/2006	AUD	3,112,407	2,361,539	2,354,848	(6,691)
05/22/2006	CZK	32,582,000	1,443,471	1,373,609	(69,862)
06/16/2006	CZK	389,697,000	17,300,374	16,421,432	(878,942)
09/25/2006	CZK	26,279,692	1,176,120	1,112,603	(63,517)
05/03/2006	DKK	5,249,318	886,459	887,759	1,300
05/02/2006	EUR	2,769,511	3,488,614	3,476,844	(11,770)
06/06/2006	EUR	10,833,609	13,677,009	12,943,346	(733,663)
06/30/2006	EUR	40,991,807	51,820,407	50,319,082	(1,501,325)
05/02/2006	GBP	401,427	729,654	731,802	2,148
05/24/2006	GBP	5,659,000	10,288,926	9,829,117	(459,809)
06/16/2006	HUF	1,782,641,000	8,513,754	8,104,019	(409,735)
09/25/2006	HUF	26,922,463	128,132	122,553	(5,579)
09/25/2006	PLN	1,313,945	429,368	409,508	(19,860)
05/03/2006	SEK	8,262,864	1,118,750	1,077,409	(41,341)
09/22/2006 TRY		403,460	296,894	289,115	(7,779)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(4,218,198)

Glossary of Currencies

AUD  — Australian Dollar

CZK  — Czech Koruna

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound Sterling

HUF  — Hungarian Forint

JPY  — Japanese Yen

PLN  — Polish Zloty

SEK  — Swedish Krona

TRY  — Turkish Lira

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2006

Julius Baer International Equity Fund II  (Percentage of Net Assets)

At April 30, 2006, sector diversification of the Fund's investments were as follows:

	% of Net Assets	Market Value (Note 1)
INDUSTRY SECTOR
Financials	38.2%	$722,763,805
Consumer Discretionary	11.8	223,292,970
Industrials	10.9	205,472,618
Materials	7.7	146,207,058
Consumer Staples	6.8	129,535,590
Energy	5.9	111,873,373
Healthcare	5.3	100,844,314
Telecommunications	4.9	93,372,252
Utilities	4.6	87,272,761
Information Technology	3.0	56,077,530
US Treasury Bills	0.2	3,055,486
Cash & Cash Equivalents	6.4	121,104,010	*
Total Investments	105.7	2,000,871,767
Other Assets and Liabilities (Net)	(5.7)	(107,491,329	)*
Net Assets	100.0%	$1,893,380,438

*  Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements and notional market value for futures for $28,823,292, which is 1.5% of net assets.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2006

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency	Security	Market Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATION—56.3%
		Federal Agricultural Mortgage
4,000,000	USD	4.250% due 07/29/2008	$3,924,332
		Federal Home Loan Bank
2,000,000	USD	4.370% due 02/22/2007 (1)	1,999,286
6,000,000	USD	4.625% due 08/08/2007	5,960,976
4,643,763	USD	4.720% due 09/20/2012	4,468,171
			12,428,433
		Federal Home Loan Mortgage
3,800,000	USD	3.750% due 11/15/2006	3,770,843
3,600,000	USD	4.050% due 06/28/2007	3,555,540
15,000,000	USD	5.000% due 05/01/2021*	14,582,820
7,000,000	USD	5.500% due 06/01/2021*	6,934,375
3,837,877	USD	4.623% due 09/01/2035 (1)	3,771,073
			32,614,651
		Federal National Mortgage Association
632,225	USD	4.271% due 11/15/2006	632,235
1,424,549	USD	4.663% due 02/15/2007 (1)	1,424,431
6,000,000	USD	4.875% due 08/27/2007	5,979,108
3,100,000	USD	5.125% due 04/15/2011	3,081,552
19,500,000	USD	4.500% due 05/01/2021*	18,567,666
17,000,000	USD	5.500% due 05/01/2021*	16,872,500
2,862,426	USD	4.418% due 01/01/2034 (1)	2,828,558
4,593,143	USD	4.634% due 11/01/2035 (1)	4,526,378
5,400,000	USD	6.000% due 05/01/2036*	5,376,375
			59,288,803
		Government National Mortgage Association
79,873	USD	7.000% due 04/15/2032	82,926
6,100,000	USD	6.000% due 05/01/2036*	6,124,778
			6,207,704
		U.S. Treasury Inflation Indexed Notes
14,902,631	USD	3.625% due 01/15/2008	15,358,443
15,596,980	USD	2.375% due 01/15/2025	15,414,215
			30,772,658

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency	Security	Market Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATION—Continued
		U.S. Treasury Notes
13,500,000	USD	5.750% due 08/15/2010	$13,944,028
6,085,000	USD	4.375% due 12/15/2010	5,950,704
6,540,000	USD	4.500% due 02/28/2011	6,422,489
2,400,000	USD	4.250% due 08/15/2013	2,290,219
2,955,000	USD	4.500% due 11/15/2015	2,828,952
827,000	USD	4.500% due 02/15/2016	791,207
			32,227,599
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION (Cost $177,988,278)	177,464,180
CORPORATE BONDS—29.3%
		United States—16.4%
		Alliance Capital Management
2,300,000	USD	5.625% due 08/15/2006	2,302,334
		Ameriprise Financial
2,350,000	USD	5.350% due 11/15/2010	2,322,510
		BHP Billiton Finance USA
3,560,000	USD	5.000% due 12/15/2010	3,491,150
		Cargill Inc
1,700,000	USD	3.625% due 03/04/2009†	1,620,549
		Charter One Bank
1,760,000	USD	5.500% due 04/26/2011	1,757,367
		Cisco Systems
2,350,000	USD	5.250% due 02/22/2011	2,328,709
		Citigroup
3,500,000	USD	5.000% due 09/15/2014	3,320,436
		ConocoPhillips
2,350,000	USD	8.750% due 05/25/2010	2,626,727
		General Dynamics
1,900,000	USD	2.125% due 05/15/2006	1,898,142
		General Electric Capital
900,000	USD	5.500% due 04/28/2011	901,356

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency	Security	Market Value (Note 1)
CORPORATE BONDS—Continued
		United States—Continued
		Genworth Global Funding
1,350,000	USD	5.125% due 03/15/2011	$1,327,850
		Home Depot
1,500,000	USD	5.200% due 03/01/2011	1,486,428
		HSBC Bank USA
9,400,000	USD	4.720% due 05/04/2006 (1)	9,399,906
		MidAmerican Energy
1,235,000	USD	6.375% due 06/15/2006	1,236,640
		Omnicom Group
1,300,000	USD	5.900% due 04/15/2016	1,270,743
		Private Export Funding
1,800,000	USD	7.650% due 05/15/2006	1,801,631
		Private Export Funding Series D
3,040,000	USD	5.870% due 07/31/2008	3,086,530
		Reed Elsevier Capital
2,350,000	USD	6.125% due 08/01/2006	2,354,324
		Selkirk Cogen Funding, Series A
2,001,784	USD	8.650% due 12/26/2007	2,047,801
		Valero Energy
2,250,000	USD	6.875% due 04/15/2012	2,368,899
		Wachovia Bank
2,950,000	USD	4.375% due 08/15/2008	2,892,755
			51,842,787
		Supra National—5.1%
		European Investment Bank
2,700,000	USD	4.500% due 02/17/2009	2,661,355
14,350,000	NZD	6.000% due 07/15/2009	8,970,555
			11,631,910
		Inter-American Development Bank
3,000,000	USD	due 12/16/2008	2,617,029

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency	Security	Market Value (Note 1)
CORPORATE BONDS—Continued
		Supra National—Continued
		International Bank for Reconstruction & Development
2,000,000	USD	9.250% due 01/15/2008	$1,827,266
			16,076,205
		United Kingdom—2.2%
		CE Electric UK Funding
4,000,000	USD	6.995% due 12/30/2007†	4,054,892
		Vodafone Group
3,000,000	USD	5.500% due 06/15/2011	2,969,955
			7,024,847
		Austria—1.6%
		Bank Austria Creditanstalt
5,000,000	USD	5.750% due 06/08/2006	5,001,710
		Singapore—1.1%
		Temasek Financial I
3,750,000	USD	4.500% due 09/21/2015†	3,452,141
		Qatar—0.9%
		Ras Laffan Liquefied Natural Gas II
3,150,000	USD	5.298% due 09/30/2020†	2,973,401
		Germany—0.7%
		Kreditanstalt fuer Wiederaufbau
2,300,000	USD	3.875% due 06/30/2009	2,215,721
		Norway—0.7%
		Eksportfinans A/S
2,150,000	USD	4.750% due 12/15/2008	2,127,840
		Netherlands—0.4%
		Russian Auto Loans
1,262,563	USD	6.830% due 08/10/2010 (1)	1,263,194
		Australia—0.2%
		Rio Tinto Finance USA
500,000	USD	5.750% due 07/03/2006	500,750
		TOTAL CORPORATE BONDS (Cost $93,979,540)	92,478,596

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency	Security	Market Value (Note 1)
ASSET BACKED SECURITIES—19.7%
		Astoria Depositor Corp Series 2005, Class A
4,100,000	USD	5.744% due 05/01/2016†	$4,024,048
		Bank One Issuance Trust, Series 2003-A5, Class A-5
1,600,000	USD	4.951% due 02/17/2009 (1)	1,601,041
		Bank One Issuance Trust, Series 2004-A2, Class A2
10,400,000	USD	4.931% due 10/15/2009 (1)	10,409,097
		Chase Credit Card Master Trust, Series 2001-2, Class A
9,500,000	USD	5.021% due 09/15/2008 (1)	9,504,427
		Citibank Credit Card Issuance Trust, Series 2001-A6, Class A6
9,000,000	USD	5.650% due 06/16/2008	9,013,644
		Harley-Davidson Motorcycle Trust, Series 2003-2, Class A2
1,907,092	USD	2.070% due 02/15/2011	1,850,569
		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-CIB4 Class A3
1,440,000	USD	6.162% due 05/12/2034	1,482,116
		JP Morgan Chase Commercial Mortgage Securities Corp Series 2006-CB14, Class A4
3,300,000	USD	5.481% due 12/12/2044	3,240,044
		JP Morgan Chase Commercial Mortgage Securities Corp Series 2006-LDP6, Class A4
2,773,000	USD	5.475% due 04/15/2043	2,714,600
		MBNA Credit Card Master Note Trust, Series 2001-3A, Class A
8,584,000	USD	5.178% due 12/15/2008 (1)	8,591,731
		Small Business Administration, Series 2005-P10B, Class 1
2,640,547	USD	4.940% due 08/10/2015	2,565,706
		Small Business Administration, Series 2006-P10A, Class 1
4,300,000	USD	5.408% due 02/10/2016	4,210,240
		USAA Auto Owner Trust, Series 2006-1, Class A1
2,908,676	USD	4.755% due 03/15/2007	2,909,376
		TOTAL ASSET BACKED SECURITIES (Cost $62,480,253)	62,116,639

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Face Value	Currency		Security	Market Value (Note 1)
FOREIGN GOVERNMENT BONDS—11.6%
			Canada—3.2%
			Canada Mortgage and Housing
4,300,000	USD		4.800% due 10/01/2010	$4,233,944
			Ontario Province
6,000,000	USD		2.350% due 06/30/2006	5,974,824
				10,208,768
			United Kingdom—3.0%
			United Kingdom
5,160,000	GBP		4.750% due 09/07/2015	9,457,661
			Israel—1.9%
			Israel Trust
5,961,000	USD		due 11/15/2006	5,806,747
			Mexico—1.8%
			United Mexican States
66,265,000	MXN		8.000% due 12/19/2013	5,802,297
			Turkey—1.3%
			Turkey Trust
4,500,000	USD		due 11/15/2007	4,165,344
			France—0.4%
			French Republic
1,400,000	USD		due 05/01/2009	1,194,376
			TOTAL FOREIGN GOVERNMENT BONDS (Cost $36,889,484)	36,635,193
REPURCHASE AGREEMENT—3.2%
			United States—3.2%
10,212,546		USD	Investors Bank & Trust Compay Repurchase Agreement,
			dated 04/28/2006, due 05/01/2006, with a maturity
			value of $10,215,295 and an effective yield of 3.23%,
			collaterallized by US. Government and Agency
			Obligations, with rates ranging from 4.375-8.375,
			maturities from 09/25/2015-04/20/2032, and an
			aggregate market value of $10,732,173.
			(Cost $10,212,546)	10,212,546
			TOTAL INVESTMENTS—120.1% (Cost $381,550,101)	378,907,154
			OTHER ASSETS AND LIABILITIES (NET)—(20.1%)	(63,435,395)
			TOTAL NET ASSETS—100.0%	$315,471,759

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

Portfolio Footnotes:

(1)  Variable rate security.

*  TBA - To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

†  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $381,662,966.

Glossary of Currencies

GBP  — British Pound Sterling

MXN  — Mexican Nuevo Peso

NZD  — New Zealand Dollar

USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2006

Julius Baer Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local		Value in Currency	In Exchange USDfor USD	Net Unrealized Appreciation (Depreciation)
06/23/2006	AUD	11,021,847	8,355,356	8,090,266	$265,090
10/24/2006	AUD	6,000,000	4,538,532	4,410,000	128,532
06/15/2006	CAD	20,170,570	18,021,781	17,426,301	595,480
06/16/2006	EUR	7,125,000	9,000,094	8,613,056	387,038
07/03/2006	EUR	4,920,000	6,220,740	6,235,116	(14,376)
06/27/2006	HUF	1,330,000,000	6,349,567	6,267,081	82,486
06/15/2006	JPY	1,704,799,000	15,019,334	14,859,887	159,447
06/20/2006	JPY	338,000,000	2,979,860	2,909,780	70,080
05/03/2006	KRW	4,200,000,000	4,452,926	4,391,009	61,917
06/20/2006	KRW	6,050,000,000	6,422,926	6,329,135	93,791
05/30/2006	MXN	51,000,000	4,590,733	4,831,833	(241,100)
05/22/2006	MYR	11,500,000	3,175,424	3,142,077	33,347
07/20/2006	NOK	117,700,000	19,149,913	18,749,299	400,614
08/02/2006	PLN	29,000,000	9,460,129	9,447,793	12,336
07/05/2006	RUB	254,000	9,328,804	9,205,810	122,994
06/20/2006	SGD	15,200,000	9,630,737	9,488,804	141,933
05/31/2006	ZAR	30,000,000	4,946,377	4,864,996	81,381
06/20/2006	ZAR	36,900,000	6,077,182	6,145,391	(68,209)
Net unrealized appreciation on forward foreign exchange contracts to buy					$2,312,781

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local		Value in Currency	In Exchange USDfor USD	Net Unrealized Appreciation (Depreciation)
06/15/2006	CAD	12,300,000	10,989,670	10,828,956	$(160,714)
06/16/2006	EUR	7,125,000	9,000,093	8,613,769	(386,324)
06/15/2006	JPY	625,511,200	5,510,774	5,358,576	(152,198)
06/20/2006	JPY	338,000,000	2,979,860	2,906,077	(73,783)
05/03/2006	KRW	4,200,000,000	4,452,926	4,285,058	(167,868)
05/30/2006	MXN	51,000,000	4,590,733	4,724,497	133,764
07/20/2006	NOK	78,200,000	12,723,222	12,476,935	(246,287)
06/15/2006	NZD	14,480,000	9,180,512	9,357,400	176,888
05/31/2006	ZAR	30,000,000	4,946,377	4,771,039	(175,338)
06/20/2006	ZAR	36,900,000	6,077,182	6,053,149	(24,033)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(1,075,893)

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) April 30, 2006

Julius Baer Total Return Bond Fund

Glossary of Currencies

AUD  — Australian Dollar

CAD  — Canadian Dollar

EUR  — Euro

HUF  — Hungarian Forint

JPY  — Japanese Yen

KRW  — Republic of Korea Won

MXN  — Mexican Nuevo Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PLN  — Polish Zloty

RUB  — New Russian Ruble

SGD  — Singapore Dollar

ZAR  — South African Rand

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2006

Julius Baer Total Return Bond Fund  (Percentage of Net Assets)

At April 30, 2006, sector diversification of the Fund's investments were as follows:

	% of Net Assets	Market Value (Note 1)
INDUSTRY SECTOR
U.S. Government and Agency Obligations	56.3%	$177,464,180
Corporate Bonds	29.3	92,478,596
Asset Backed Securities	19.7	62,116,639
Foreign Government Bonds	11.6	36,635,193
Cash & Cash Equivalents	3.2	10,212,546
Total Investments	120.1	378,907,154
Other Assets and Liabilities (Net)	(20.1)	(63,435,395)
Net Assets	100.0%	$315,471,759

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2006

Julius Baer Global High Yield Bond Fund  (Percentage of Net Assets)

Face Value	Currency	Security	Market Value (Note 1)
CORPORATE BONDS—77.0%
		United States—53.8%
		Affinion Group
150,000	USD	11.500% due 10/15/2015†	$154,500
		Airgas Inc
820,000	USD	6.250% due 07/15/2014	799,500
		Alliance Imaging
250,000	USD	7.250% due 12/15/2012	218,750
		Alpha Natural Resources
560,000	USD	10.000% due 06/01/2012	616,000
		ArvinMeritor Inc
450,000	USD	8.125% due 09/15/2015	443,250
		Autonation Inc
390,000	USD	7.000% due 04/15/2014†	393,900
		Buckeye Technologies
515,000	USD	8.000% due 10/15/2010	502,125
		Callon Petroleum
380,000	USD	9.750% due 12/08/2010	401,850
		Calpine Generating
780,000	USD	10.773% due 04/01/2010 (1)(2)	836,550
		Case New Holland
460,000	USD	6.000% due 06/01/2009	451,950
		Choctaw Resort Development Enterprise
575,000	USD	7.250% due 11/15/2019†	582,906
		Church & Dwight
590,000	USD	6.000% due 12/15/2012	572,300
		CMS Energy
600,000	USD	8.500% due 04/15/2011	647,250
		Cooper-Standard Automotive
495,000	USD	8.375% due 12/15/2014	405,900
		Crown Cork & Seal
650,000	USD	7.500% due 12/15/2096	537,875

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global High Yield Bond Fund  (Percentage of Net Assets)

Face Value	Currency	Security	Market Value (Note 1)
CORPORATE BONDS—Continued
		United States—Continued
		Delphi Corp
670,000	USD	7.125% due 05/01/2029	$469,000
		Dex Media
300,000	USD	8.000% due 11/15/2013	309,375
		Dex Media West
138,000	USD	9.875% due 08/15/2013	152,662
		Dresser-Rand Group
671,000	USD	7.375% due 11/01/2014†	689,452
		Ethyl Corp
575,000	USD	8.875% due 05/01/2010	603,750
		Exco Resources
580,000	USD	7.250% due 01/15/2011	575,650
		Festival Fun Parks
445,000	USD	10.875% due 04/15/2014†	452,788
		Fisher Scientific International
400,000	USD	6.750% due 08/15/2014	403,000
		Ford Motor
1,000,000	USD	7.450% due 07/16/2031	735,000
		Foundation PA Coal
980,000	USD	7.250% due 08/01/2014	987,350
		Hertz Corp
425,000	USD	10.500% due 01/01/2016†	472,281
		Hexcel Corp
300,000	USD	6.750% due 02/01/2015	296,250
		IASIS Healthcare Capital
445,000	USD	8.750% due 06/15/2014	451,675
		Intcomex Inc
285,000	USD	11.750% due 01/15/2011†	289,275
		INVISTA
540,000	USD	9.250% due 05/01/2012†	579,150

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global High Yield Bond Fund  (Percentage of Net Assets)

Face Value	Currency	Security	Market Value (Note 1)
CORPORATE BONDS—Continued
		United States—Continued
		KI Holdings Step Note
1,025,000	USD	9.875% due 11/15/2014 (1)†	$763,625
		LaBranche & Co
350,000	USD	9.500% due 05/15/2009	376,250
		Level 3 Financing
660,000	USD	10.750% due 10/15/2011	684,750
		MedCath Holdings
600,000	USD	9.875% due 07/15/2012†	624,000
		Mohegan Tribal Gaming Authority
855,000	USD	6.125% due 02/15/2013	834,694
		MSW Energy Holdings
400,000	USD	7.375% due 09/01/2010	413,000
300,000	USD	8.500% due 09/01/2010	318,000
			731,000
		Neff Rental/Neff Finance
350,000	USD	11.250% due 06/15/2012†	386,750
		NRG Energy
655,000	USD	7.375% due 02/01/2016	662,369
		OM Group
535,000	USD	9.250% due 12/15/2011	555,063
		Owens Brockway Glass Container
540,000	EUR	6.750% due 12/01/2014	676,810
		Qwest Communications International
250,000	USD	7.500% due 02/15/2014	253,125
		Range Resources
545,000	USD	6.375% due 03/15/2015	528,650
		RH Donnelley
500,000	USD	6.875% due 01/15/2013†	467,500
		Serena Software
335,000	USD	10.375% due 03/15/2016†	357,613
		SGS International
500,000	USD	12.000% due 12/15/2013†	530,000

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global High Yield Bond Fund  (Percentage of Net Assets)

Face Value	Currency	Security	Market Value (Note 1)
CORPORATE BONDS—Continued
		United States—Continued
		Southern Natural Gas
510,000	USD	8.000% due 03/01/2032	$547,795
		Station Casinos
395,000	USD	6.875% due 03/01/2016	390,063
		SunGuard Data Systems
500,000	USD	10.250% due 08/15/2015†	540,000
		Terex Corp
340,000	USD	7.375% due 01/15/2014	345,950
		UGS Corp
715,000	USD	10.000% due 06/01/2012	784,713
		Wesco Distribution
500,000	USD	7.500% due 10/15/2017†	512,500
		Williams Cos
700,000	USD	7.750% due 06/15/2031	734,125
		Witco Corp
633,000	USD	6.875% due 02/01/2026	590,273
		Wynn Las Vegas
500,000	USD	6.625% due 12/01/2014	488,750
		XM Satellite Radio
140,000	USD	12.000% due 06/15/2010	158,375
			28,556,007
		Canada—4.8%
		Angiotech Pharmaceuticals
250,000	USD	7.750% due 04/01/2014†	252,500
		Rogers Wireless
670,000	CAD	7.625% due 12/15/2011	638,280
		Shaw Communications
1,000,000	CAD	7.500% due 11/20/2013	964,125
		Utilicorp Canada Finance
670,000	USD	7.750% due 06/15/2011	696,800
			2,551,705

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global High Yield Bond Fund  (Percentage of Net Assets)

Face Value	Currency	Security	Market Value (Note 1)
CORPORATE BONDS—Continued
		United Kingdom—3.8%
		Ineos Group Holdings
640,000	EUR	7.875% due 02/15/2016†	$775,944
		Ono Finance
635,000	EUR	10.500% due 05/15/2014	869,867
		WRG Finance
175,000	GBP	9.000% due 12/15/2014†	353,079
			1,998,890
		Germany—3.0%
		Gerresheimer Holdings
400,000	EUR	7.875% due 03/01/2015	506,379
		Grohe Holding
360,000	EUR	8.625% due 10/01/2014	456,875
		Tele Columbus
500,000	EUR	9.375% due 04/15/2012†	655,018
			1,618,272
		Luxembourg—2.8%
		ALROSA Finance
350,000	USD	8.875% due 11/17/2014	397,495
		Norilsk Nickel Finance Luxemburg
560,000	USD	7.125% due 09/30/2009	566,328
		Teksid Aluminum Luxembourg
500,000	EUR	11.375% due 07/15/2011	499,136
			1,462,959
		Netherlands—2.1%
		Kazkommerts International
500,000	USD	8.000% due 11/03/2015†	502,500
		Sensata Technologies
495,000	EUR	9.000% due 05/01/2016†	635,997
			1,138,497
		Brazil—1.6%
		Petrobras International Finance
750,000	USD	8.375% due 12/10/2018	843,750

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global High Yield Bond Fund  (Percentage of Net Assets)

Face Value	Currency		Security	Market Value (Note 1)
CORPORATE BONDS—Continued
			Greece—1.1%
			Fage Dairy Industry
500,000	EUR		7.500% due 01/15/2015	$598,334
			Belgium—1.1%
			Telenet Group Holding Step Note
671,000	USD		11.500% due 06/15/2014† (1)	558,607
			Mexico—0.9%
			Cablemas SA de CV
450,000	USD		9.375% due 11/15/2015†	484,875
			Ireland—0.8%
			JSG Funding PLC
350,000	EUR		7.750% due 04/01/2015	432,060
			Cayman Islands—0.8%
			CSN Islands VIII
350,000	USD		10.000% due 01/15/2015	403,812
			Denmark—0.4%
			Nordic Telephone
150,000	EUR		8.250% due 05/01/2016†	188,948
			TOTAL CORPORATE BONDS (Cost $40,019,462)	40,836,716
U.S. GOVERNMENT AND AGENCY OBLIGATION—5.6%
			U.S. Treasury Bill
3,000,000	USD		4.540% due 06/01/2006 (Cost $2,987,514)	2,987,514
FOREIGN GOVERNMENT BONDS—4.6%
			Brazil—1.6%
			Republic of Brazil
2,000,000	BRL		10.000% due 01/01/2010	863,777
			Uruguay—1.5%
			Republica of Uruguay
15,000,000		UYU	10.500% due 10/20/2006	762,826
			Norway—1.1%
			Ocean RIG ASA
600,000	USD		8.375% due 04/04/2011 (1)	601,500

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global High Yield Bond Fund  (Percentage of Net Assets)

Face Value	Currency		Security	Market Value (Note 1)
FOREIGN GOVERNMENT BONDS—Continued
			Bulgaria—0.4%
540,000		BGN	Bulgaria Registered Compensation Vouchers* (3)	$222,725
			TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,213,754)	2,450,828
INVESTMENT FUNDS—2.0%
			Canada—2.0%
22,130		CAD	ACS Media Income Fund	163,918
25,000		CAD	Duke Energy Income Fund	289,590
17,000		CAD	Innergex Power Income Fund	207,693
33,300		CAD	Osprey Media Income Fund	213,372
13,825		CAD	Pembina Pipeline Income Fund	207,890
				1,082,463
			TOTAL INVESTMENT FUNDS (Cost $991,704)	1,082,463
CONVERTIBLE DEBT—1.2%
			United States—1.2%
			Graftech International
270,000	USD		1.625% due 01/15/2024	197,775
			Northwest Airlines Note Convertible
130,000	USD		6.625% due 05/15/2023 (2)	54,438
870,000	USD		7.625% due 11/15/2023 (2)	365,400
				419,838
			TOTAL CONVERTIBLE DEBT (Cost $640,561)	617,613
COMMON STOCKS—0.3%
			Canada—0.3%
5,000		CAD	Harvest Energy Trust (Cost $166,973)	153,451

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2006

Julius Baer Global High Yield Bond Fund  (Percentage of Net Assets)

Face Value	Currency	Security	Market Value (Note 1)
OPTIONS—0.1%
		United States—0.1%
		U.S. Long Bond (CBT) Futures September 2006 Put Expires 08/25/2006 Strike $105
50,000	USD	due 08/25/2006 (Cost $39,263)	$40,625
REPURCHASE AGREEMENT—5.0%
		United States—5.0%
2,652,953	USD	Investors Bank & Trust Repurchase Agreement,
		dated 04/28/2006, due 05/01/2006, with a maturity
		value of $2,653,667 and an effective yield of 3.23%,
		collaterallized by U.S. Goverment Agency and Obligations,
		with rates ranging from 5.500%-8.375%, maturities from
		08/25/2014-03/20/2032, and an aggregate market value
		of $2,785,601 (Cost $2,652,953)	2,652,953
		TOTAL INVESTMENTS—95.8% (Cost $49,712,184)	50,822,163
		OTHER ASSETS AND LIABILITIES (NET)—4.2%	2,217,636
		TOTAL NET ASSETS—100.0%	$53,039,799

Portfolio Footnotes:

(1)  Variable rate security.

(2)  Defaulted Security.

(3)  Illiquid security

*  Non-income producing security.

†  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $49,700,466.

Glossary of Currencies

BGN  — Bulgarian Lev

BRL  — Brazilian Real

CAD  — Canadian Dollar

EUR  — Euro

GBP  — British Pound Sterling

USD  — United States Dollar

UYU  — Uruguayuan Peso

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2006

Julius Baer Global High Yield Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation
06/30/2006	AUD	1,493,287	1,131,881	1,100,000	$31,881
05/03/2006	BRL	752,850	360,000	350,000	10,000
06/30/2006	GBP	683,000	1,242,434	1,219,687	22,747
07/05/2006	IDR	4,937,500,000	554,478	500,000	54,478
06/30/2006	JPY	124,801,600	1,101,801	1,100,000	1,801
Net unrealized appreciation on forward foreign exchange contracts to buy					$120,907

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Depreciation
05/03/2006	BRL	751,800	359,498	350,000	$(9,498)
06/30/2006	CAD	959,500	857,601	844,025	(13,576)
06/30/2006	EUR	2,568,000	3,246,376	3,216,159	(30,217)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(53,291)

Glossary of Currencies

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

EUR  — Euro

GBP  — British Pound Sterling

IDR  — Indonesian Rupiah

JPY  — Japanese Yen

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2006

Julius Baer Global High Yield Bond Fund  (Percentage of Net Assets)

At April 30, 2006, sector diversification of the Fund's investments were as follows:

	% of Net Assets	Market Value (Note 1)
INDUSTRY SECTOR
Corporate Bonds	77.0%	$40,836,716
U.S. Government and Agency Obligations	5.6	2,987,514
Foreign Government Bonds	4.6	2,450,828
Investment Funds	2.0	1,082,463
Convertible Debt	1.2	617,613
Common Stocks	0.3	153,451
Options	0.1	40,625
Cash & Cash Equivalents	5.0	2,652,953	*
Total Investments	95.8	50,822,163
Other Assets and Liabilities (Net)	4.2	2,217,636	*
Net Assets	100.0%	$53,039,799

*  Cash and Cash Equivalents and Other Assets and Liabilities (Net) includes $94,967 in market value for swaps, which is 0.2% of net assets.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)  April 30, 2006

	Julius Baer Global Equity	Julius Baer International Equity
ASSETS:
Investments in securities, at market value (Cost $61,498,914 and $17,588,761,168, respectively)	$68,506,886	$23,424,837,149
Foreign currency, at market value (Cost $27,988 and $265,775,521, respectively)	30,731	271,402,490
Receivables:
Investments sold	943,221	135,719,467
Fund shares sold	25,695	24,842,818
Interest and dividends	109,349	55,163,549
Unrealized appreciation on open swap contracts	—	60,725,397
Miscellaneous	—	29,061
Tax reclaim	11,928	851,429
Unrealized appreciation on forward foreign exchange contracts	8	19,458,974
Prepaid expense	11,476	39,870
Total Assets	69,639,294	23,993,070,204
LIABILITIES:
Payables:
Investments purchased	854,373	51,325,863
Fund shares repurchased	6,519	15,212,846
Daily variation margin on open financial futures contracts	3,237	2,965,310
Payable on open swap contracts	—	102,483
Collateral for securities loaned (Note 9)	3,898,336	3,810,201,074
Investment advisory fee (Note 2)	47,673	13,945,265
Unrealized depreciation on forward foreign exchange contracts	263,960	29,270,199
Accrued expenses and other payables	96,019	4,371,553
Total Liabilities	5,170,117	3,927,394,593
NET ASSETS	$64,469,177	$20,065,675,611
NET ASSETS Consist of:
Par value	$1,720	$469,181
Paid in capital in excess of par value	186,062,895	13,241,776,399
Undistributed net investment income	161,276	63,263,880
Accumulated net realized gain (loss) on investments sold, forward foreign exchange contracts, foreign currency transactions, and swap contracts	(128,535,645)	843,030,310
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	6,778,931	5,917,135,841
NET ASSETS	$64,469,177	$20,065,675,611
Class A	$37,318,988	$9,183,434,756
Class I	$27,150,189	$10,882,240,855
SHARES OUTSTANDING (Note 6)
Class A	997,647	216,963,435
Class I	721,894	252,217,885
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$37.41	$42.33
Class I	$37.61	$43.15

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)  April 30, 2006

	Julius Baer International Equity II	Julius Baer Total Return Bond
ASSETS:
Investments in securities, at market value (Cost $1,748,658,146 and $381,550,101, respectively)	$2,000,871,767	$378,907,154
Foreign currency, at market value (Cost $1,409,418 and $1,577,571, respectively)	1,412,455	1,336,255
Receivables:
Investments sold	13,215,162	14,188,143
Fund shares sold	19,932,355	2,867,486
Interest and dividends	4,428,896	3,486,884
Tax reclaim	207,825	—
Unrealized appreciation on forward foreign exchange contracts	3,438,383	2,947,118
Prepaid expense	1,476	453
Total Assets	2,043,508,319	403,733,493
LIABILITIES:
Payables:
Investments purchased	61,396,325	86,298,592
Fund shares repurchased	281,630	96,091
Daily variation margin on open financial futures contracts	338,651	—
Collateral for securities loaned (Note 9)	82,187,957	—
Investment advisory fee (Note 2)	1,227,630	84,902
Unrealized depreciation on forward foreign exchange contracts	4,225,669	1,710,230
Accrued expenses and other payables	470,019	71,919
Total Liabilities	150,127,881	88,261,734
NET ASSETS	$1,893,380,438	$315,471,759
NET ASSETS Consist of:
Par value	$135,742	$24,456
Paid in capital in excess of par value	1,630,461,061	319,301,546
Undistributed net investment income	6,456,100	555,693
Accumulated net realized gain (loss) on investments sold, forward foreign exchange contracts, foreign currency transactions, and swap contracts	4,108,011	(2,742,345)
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	252,219,524	(1,667,591)
NET ASSETS	$1,893,380,438	$315,471,759
Class A	$454,098,127	$86,190,885
Class I	$1,439,282,311	$229,280,874
SHARES OUTSTANDING (Note 6)
Class A	32,644,647	6,694,411
Class I	103,096,910	17,761,832
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$13.91	$12.88
Class I	$13.96	$12.91

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)  April 30, 2006

Julius Baer Global High Yield Bond
ASSETS:
Investments in securities, at market value (Cost $49,712,814)	$50,822,163
Foreign currency, at market value (Cost $253,048)	254,591
Receivables:
Investments sold	563,910
Fund shares sold	587,394
Interest and dividends	928,081
Unrealized appreciation on open swap contracts	94,967
Receivable on open swap contracts	10,576
Unrealized appreciation on forward foreign exchange contracts	120,907
Prepaid expense	58
Total Assets	53,382,647
LIABILITIES:
Payables:
Investments purchased	188,948
Fund shares repurchased	45,607
Investment advisory fee (Note 2)	26,141
Unrealized depreciation on forward foreign exchange contracts	53,291
Accrued expenses and other payables	28,861
Total Liabilities	342,848
NET ASSETS	$53,039,799
NET ASSETS Consist of:
Par value	$4,895
Paid in capital in excess of par value	50,970,107
Undistributed net investment income	121,938
Accumulated net realized gain (loss) on investments sold, forward foreign exchange contracts, foreign currency transactions, and swap contracts	660,066
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	1,282,793
NET ASSETS	$53,039,799
Class A	$37,206,868
Class I	$15,832,931
SHARES OUTSTANDING (Note 6)
Class A	3,400,206
Class I	1,494,712
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$10.94
Class I	$10.59

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

STATEMENTS OF OPERATIONS

For the Period Ended April 30, 2006 (Unaudited)

	Julius Baer Global Equity	Julius Baer International Equity
INVESTMENT INCOME:
Interest†	$22,731	$12,598,473
Dividends††	400,456	128,639,845
Total investment income	423,187	141,238,318
EXPENSES:
Investment advisory fee (Note 2)	226,967	76,209,174
Custody fees	21,194	4,353,784
Administration fees	150,525	2,697,200
Professional fees	20,141	407,826
Trustees' fees and expenses	27,023	224,920
Registration and filing fees	11,065	154,106
Shareholder reports	18,679	533,790
Insurance premium expense	46,131	143,937
Compliance expense	1,051	327,572
Miscellaneous fees	1,952	90,582
Total expenses common to all classes	524,728	85,142,891
Transfer agent fees
Class A	8,606	474,698
Class I	2,181	97,253
Distribution and shareholder servicing fees (Class A) (Note 3)	43,277	9,962,993
Total gross expenses	578,792	95,677,835
Less: Custody Offset Arrangement (Note 2)	(2,600)	(1,879,748)
Expenses Reimbursed by Investment Advisor (Note 2)	(242,899)	—
Net expenses	333,293	93,798,087
NET INVESTMENT INCOME	89,894	47,440,231
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 4):
Realized gain (loss) on:
Investments	3,838,289	887,315,519
Financial futures contracts	245,560	115,274,411
Interest rate swap contracts	—	182,045
Forward foreign exchange contracts	157,401	15,675,662
Foreign currency transactions	(523,865)	(153,517,967)
Net realized gain on investments	3,717,385	864,929,670
Net change in unrealized appreciation (depreciation) on:
Investments	5,048,778	3,444,488,180
Financial futures contracts	(43,464)	(8,917,696)
Interest rate swap contracts	—	22,373,670
Forward foreign exchange contracts	(171,294)	86,511,442
Currencies and net other assets	3,819	1,671,419
Net change in unrealized appreciation of investments	4,837,839	3,546,127,015
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,555,224	4,411,056,685
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,645,118	$4,458,496,916

  †  Interest income includes security lending income of $6,522 and $9,870,882 for the Global Equity and the International Equity Fund, respectively.

  ††  Net of foreign withholdings taxes of $30,129 and $17,860,862 for the Global Equity Fund and the International Equity Fund, respectively.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

STATEMENTS OF OPERATIONS

For the Period Ended April 30, 2006 (Unaudited)

	Julius Baer International Equity II	Julius Baer Total Return Bond
INVESTMENT INCOME:
Interest†	$963,493	$5,458,873
Dividends††	9,635,465	—
Total investment income	10,598,958	5,458,873
EXPENSES:
Investment advisory fee (Note 2)	4,768,662	538,411
Custody fees	154,049	40,551
Administration fees	460,461	29,551
Professional fees	43,205	18,337
Trustees' fees and expenses	11,575	3,201
Registration and filing fees	164,944	37,472
Shareholder reports	148,025	12,150
Organization expenses	29,653	—
Insurance premium expense	626	2,149
Compliance expense	12,993	3,548
Miscellaneous fees	2,565	2,819
Total expenses common to all classes	5,796,758	688,189
Transfer agent fees
Class A	38,713	5,406
Class I	7,337	2,946
Distribution and shareholder servicing fees (Class A) (Note 3)	352,227	90,155
Total gross expenses	6,195,035	786,696
Less: Custody Offset Arrangement (Note 2)	(32,249)	(7,804)
Expenses Reimbursed by Investment Advisor (Note 2)	(140,293)	(162,293)
Net expenses	6,022,493	616,599
NET INVESTMENT INCOME	4,576,465	4,842,274
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 4):
Realized gain (loss) on:
Investments	5,245,192	(2,949,162)
Financial futures contracts	5,408,440	—
Forward foreign exchange contracts	1,005,956	(144,936)
Foreign currency transactions	(6,089,177)	437,586
Net realized gain (loss) on investments	5,570,411	(2,656,512)
Net change in unrealized appreciation (depreciation) on:
Investments	245,456,003	(1,234,495)
Financial futures contracts	(441,907)	—
Forward foreign exchange contracts	1,266,711	1,186,264
Currencies and net other assets	(31,683)	70,431
Net change in unrealized appreciation of investments	246,249,124	22,200
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	251,819,535	(2,634,312)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$256,396,000	$2,207,962

  †  Interest income includes security lending income of $203,102 for the International Equity Fund II.

  ††  Net of witholding taxes of $1,415,194 for the International Equity Fund II.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

STATEMENTS OF OPERATIONS

For the Period Ended April 30, 2006 (Unaudited)

Julius Baer Global High Yield Bond
INVESTMENT INCOME:
Interest	$1,392,093
Dividends	41,101
Total investment income	1,433,194
EXPENSES:
Investment advisory fee (Note 2)	154,875
Custody fees	12,156
Administration fees	11,544
Professional fees	14,415
Trustees' fees and expenses	577
Registration and filing fees	34,632
Insurance premium expense	287
Interest expense	973
Compliance expense	793
Miscellaneous fees	7,036
Total expenses common to all classes	237,288
Transfer agent fees
Class A	5,213
Class I	2,126
Distribution and shareholder servicing fees (Class A) (Note 3)	41,344
Total gross expenses	285,971
Less: Custody Offset Arrangement (Note 2)	(7,023)
Expenses Reimbursed by Investment Advisor (Note 2)	(49,166)
Net expenses	229,782
NET INVESTMENT INCOME	1,203,412
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 4):
Realized gain (loss) on:
Investments	739,354
Financial futures contracts	17,649
Interest rate swap contracts	62,122
Forward foreign exchange contracts	(9,626)
Foreign currency transactions	(152,189)
Net realized gain (loss) on investments	657,310
Net change in unrealized appreciation (depreciation) on:
Investments	534,771
Interest rate swap contracts	94,967
Forward foreign exchange contracts	145,569
Currencies and net other assets	8,608
Net change in unrealized appreciation of investments	783,915
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,441,225
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,644,637

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

Julius Baer Global Equity Fund

	For the Six Month Period Ended April 30, 2006 (Unaudited)	For the Year Ended October 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$89,894	$327,084
Net realized gain on investments	3,717,385	4,522,992
Net change in unrealized appreciation of investments	4,837,839	734,401
Net increase in net assets resulting from operations	8,645,118	5,584,477
DISTRIBUTIONS TO SHAREHOLDERS (Note 1):
Distributions from net investment income	(989)	(26,244)
FUND SHARE TRANSACTIONS (Note 6):
Proceeds from sale of shares
Class A	6,657,139	14,982,802
Class I	15,846,109	16,623,735
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	—	17,724
Class I	637	3,411
Cost of shares redeemed
Class A	(9,950,133)	(9,572,684)
Class I	(8,147,785)	(884,078)
Fees from redemptions	804	1,116
Net increase from Fund share transactions	4,406,771	21,172,026
Net increase in net assets	13,050,900	26,730,259
NET ASSETS:
Beginning of year	51,418,277	24,688,018
End of period (including undistributed net investment income of $161,276 and $72,371, respectively)	$64,469,177	$51,418,277

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

Julius Baer International Equity Fund

	For the Six Month Period Ended April 30, 2006 (Unaudited)	For the Year Ended October 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$47,440,231	$150,589,093
Net realized gain on investments	864,929,670	675,654,779
Net change in unrealized appreciation of investments	3,546,127,015	1,384,631,278
Net increase in net assets resulting from operations	4,458,496,916	2,210,875,150
DISTRIBUTIONS TO SHAREHOLDERS (Note 1):
Distributions from net investment income
Class A	—	(65,706,866)
Class I	—	(71,893,528)
Distributions from realized gain
Class A	(323,074,339)	(84,704,257)
Class I	(394,079,789)	(90,327,774)
FUND SHARE TRANSACTIONS (Note 6):
Proceeds from sale of shares
Class A	860,236,188	3,301,554,085
Class I	994,169,494	3,854,830,556
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	303,135,073	140,295,305
Class I	352,636,710	139,663,385
Cost of shares redeemed
Class A	(711,151,640)	(1,026,587,778)
Class I	(713,251,743)	(636,445,754)
Fees from redemptions	172,206	711,284
Net increase from Fund share transactions	1,085,946,288	5,774,021,083
Net increase in net assets	4,827,289,076	7,672,263,808
NET ASSETS:
Beginning of year	15,238,386,535	7,566,122,727
End of period (including undistributed net investment income of $63,263,880 and $15,823,649, respectively)	$20,065,675,611	$15,238,386,535

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

Julius Baer International Equity Fund II

	For the Six Month Period Ended April 30, 2006 (Unaudited)	For the Period Ended October 31, 2005(1)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,576,465	$(24,836)
Net realized gain (loss) on investments	5,570,411	(1,735,614)
Net change in unrealized appreciation of investments	246,249,124	5,970,400
Net increase in net assets resulting from operations	256,396,000	4,209,950
FUND SHARE TRANSACTIONS (Note 6):
Proceeds from sale of shares
Class A	298,586,053	136,031,555
Class I	979,138,764	302,232,671
Cost of shares redeemed
Class A	(39,269,802)	(10,286,728)
Class I	(26,578,796)	(7,148,213)
Fees from redemptions	56,004	12,980
Net increase from Fund share transactions	1,211,932,223	420,842,265
Net increase in net assets	1,468,328,223	425,052,215
NET ASSETS:
Beginning of year	425,052,215	—
End of period (including undistributed net investment income of $6,456,100 and $1,879,635, respectively)	$1,893,380,438	$425,052,215

  (1)  Commenced operations on May 4, 2005.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

Julius Baer Total Return Bond Fund

	For the Six Month Period Ended April 30, 2006 (Unaudited)	For the Year Ended October 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,842,274	$5,535,005
Net realized gain (loss) on investments	(2,656,512)	5,672,781
Net change in unrealized appreciation (depreciation) of investments	22,200	(6,516,844)
Net increase in net assets resulting from operations	2,207,962	4,690,942
DISTRIBUTIONS TO SHAREHOLDERS (Note 1):
Distributions from net investment income
Class A	(2,430,996)	(2,241,952)
Class I	(6,184,606)	(3,494,839)
Distributions from realized gain
Class A	(517,211)	(434,145)
Class I	(1,194,669)	(253,638)
FUND SHARE TRANSACTIONS (Note 6):
Proceeds from sale of shares
Class A	40,121,809	29,288,075
Class I	104,941,333	124,690,812
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	2,577,115	2,338,413
Class I	7,025,192	3,491,042
Cost of shares redeemed
Class A	(22,397,382)	(21,978,139)
Class I	(18,052,560)	(17,419,639)
Fees from redemptions	8,377	5,764
Net increase from Fund share transactions	114,223,884	120,416,328
Net increase in net assets	106,104,364	118,682,696
NET ASSETS:
Beginning of year	209,367,395	90,684,699
End of period (including undistributed net investment income of $555,693 and $4,329,021, respectively)	$315,471,759	$209,367,395

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

Julius Baer Global High Yield Bond Fund

	For the Six Month Period Ended April 30, 2006 (Unaudited)	For the Year Ended October 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,203,412	$4,164,813
Net realized gain on investments	657,310	4,033,732
Net change in unrealized appreciation of investments	783,915	(4,903,911)
Net increase in net assets resulting from operations	2,644,637	3,294,634
DISTRIBUTIONS TO SHAREHOLDERS (Note 1):
Distributions from net investment income
Class A	(2,282,257)	(2,246,194)
Class I	(544,752)	(1,813,691)
Distributions from realized gain
Class A	(2,359,814)	(523,278)
Class I	(499,032)	(569,420)
FUND SHARE TRANSACTIONS (Note 6):
Proceeds from sale of shares
Class A	11,903,799	12,481,178
Class I	9,397,596	2,897,931
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	3,888,623	2,221,011
Class I	1,018,865	535,898
Cost of shares redeemed
Class A	(12,207,961)	(23,353,353)
Class I	(1,674,458)	(39,975,454)
Fees from redemptions	2,587	2,836
Net increase from Fund share transactions	12,329,051	(45,189,953)
Net increase in net assets	9,287,833	(47,047,902)
NET ASSETS:
Beginning of year	43,751,966	90,799,868
End of period (including undistributed net investment income of $121,938 and $1,745,535, respectively)	$53,039,799	$43,751,966

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer Global Equity Fund Inc.†

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2006		Year ended October 31,	April 01, 2004 through October 31,		Year Ended March 31,
	(Unaudited)		2005(7)	2004(7)		2004(7)	2003(7)	2002(7)	2001(7)
Net Asset Value, beginning of period	$31.45		$26.90	$25.30		$24.10	$42.50	$76.60	$230.00
Income (loss) from investment operations:
Net investment income (loss) (2)	0.04		0.21	(0.30)		(0.80)	(0.60)	(0.70)	(1.40)
Net realized and unrealized gain (loss) on investments	5.92		4.36	1.90		2.00	(17.50)	(33.40)	(133.30)
Total income (loss) from investment operations	5.96		4.57	1.60		1.20	(18.10)	(34.10)	(134.70)
Capital effect of dividend reinvestment	—		—	—		—	—	—	(2.70)
Less distributions:
From net realized gains on investments	—		—	—		—	—	—	(16.00)
From net investment income	—		(0.02)	—		—	(0.30)	—	—
Total Distributions	—		(0.02)	—		—	(0.30)	—	(16.00)
Net Asset Value, end of period	$37.41		$31.45	$26.90		$25.30	$24.10	$42.50	$76.60
Market Value, end of year	$—		$—	$—		$23.600	$19.700	$39.700	$67.500
Total Return	18.98	%(5)	17.00%	6.32	%(5)	19.80%	(49.75)%	(41.19)%	(54.60)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$37,319		$34,608	$24,688		$36,930	$35,122	$62,042	$111,737
Ratio of net investment income to average net assets	0.22	%(4)	0.71%	(1.80	)%(4)	(3.25)%	(2.21)%	(1.11)%	(0.84)%
Ratio of expenses to average net assets (1)(3)	1.41	%(4)	1.51%	2.37	%(4)(6)	3.31%	2.93%	2.13%	1.61%
Ratio of expenses to average net assets (1)	1.40	%(4)	1.50%	2.30	%(4)(6)	3.25%	2.82%	1.85%	1.48%
Portfolio turnover rate	76	%(5)	118%	204	%(5)	605%	1,024%	778%	216%

  (1)  The net expenses of the Fund reflect a waiver of fees by an affiliate of the investment advisor. Had such an action not been taken, the operating expenses ratios would have been:

Ratio of expenses to average net assets (3)	2.39%	2.98%	3.73%	3.50%	3.07%	2.10%	1.86%
Ratio of expenses to average net assets	2.40%	2.99%	3.80%	3.56%	3.18%	2.38%	1.99%

  (2)  Based on average shares outstanding during the period.

  (3)  Ratio of expenses including the effect of the expense offset arrangement.

  (4)  Annualized.

  (5)  Not Annualized.

  (6)  The current expenses for the period April 1, 2004 to October 31, 2004 exceed the expense cap of 1.75% due to the expense reimbursement not starting until July 1, 2004.

  (7)  Per share amounts were adjusted to reflect a 10 for 1 reverse stock split effective September 15, 2005

  †  On July 1, 2004 the Fund converted from a closed-end, non diversified investment company ("closed-end fund") to an open-end diversified investment company with a different investment objective, different investment strategies and a new investment adviser (an affiliate of the closed-end Fund's adviser). Until the close of business on June 30, 2004, the Fund operated as a closed-end Fund and its common stock (which then comprised of a single share class) was listed on the NYSE. After the close of business on June 30, 2004, all of the common stock was converted into Class A shares of the Fund. For periods prior thereto, all historical performance information for Class A shares reflects the NAV performance of the Fund's common stock while it was a closed-end Fund.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer Global Equity Fund Inc.

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2006 (Unaudited)		Period Ended October 31, 2005(6)(7)
Net Asset Value, beginning of period	$31.58		$30.80
Income from investment operations:
Net investment income (2)	0.11		0.23
Net realized and unrealized gain on investments	5.92		0.56
Total income from investment operations	6.03		0.79
Less distributions:
From net investment income	—	(9)	(0.01)
Total Distributions	—		(0.01)
Net Asset Value, end of period	$37.61		$31.58
Total Return	19.14	% (5)	2.56	%(5)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$27,150		$16,810
Ratio of net investment income to average net assets	0.66	%(4)	1.15	%(4)
Ratio of expenses to average net assets (1)	1.16	%(4)	1.17	%(4)
Ratio of expenses to average net assets (1)(3)	1.15	%(4)	1.15	%(4)
Portfolio turnover rate	76	%(5)	118	%(8)

  (1)  The net expenses of the Fund reflect a waiver of fees by an affiliate of the investment advisor. Had such an action not been taken, the operating expenses ratios would have been:

Ratio of expenses to average net assets (3)	2.05	%(4)	2.49	%(4)
Ratio of expenses to average net assets	2.06	%(4)	2.51	%(4)

  (2)  Based on average shares outstanding during the period.

  (3)  Ratio of expenses including the effect of the expense offeset arrangement.

  (4)  Annualized.

  (5)  Not Annualized.

  (6)  Class I commenced operations on March 14, 2005.

  (7)  Per share amounts were adjusted to reflect a 10 for 1 reverse stock split effective September 15, 2005.

  (8)  Portfolio turnover is for the year ended October, 31 2005.

  (9)  Rounds to less than $0.01.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer International Equity Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$34.29		$28.99	$24.45	$19.60	$19.95	$25.06
Income (loss) from investment operations:
Net investment income (4)	0.08		0.35	0.16	0.24	0.11	0.07
Net realized and unrealized gain (loss) on investments	9.53		5.98	4.71	4.93	(0.46)	(5.18)
Total income (loss) from investment operations	9.61		6.33	4.87	5.17	(0.35)	(5.11)
Less distributions:
From net realized gains on investments	(1.57)		(0.58)	—	—	—	—
From net investment income	—		(0.45)	(0.33)	(0.32)	—	—
Total Distributions	(1.57)		(1.03)	(0.33)	(0.32)	—	—
Net Asset Value, end of period	$42.33		$34.29	$28.99	$24.45	$19.60	$19.95
Total Return	28.88	%(3)	22.19%	20.05%	26.78%	(1.75)%	(20.49)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$9,183,435		$7,018,030	$3,721,409	$1,705,074	$615,897	$287,174
Ratio of net investment income to average net assets	0.40	%(2)	1.09%	0.58%	0.83%	0.49%	0.36%
Ratio of expenses to average net assets (1)	1.24	%(2)	1.32%	1.35%	1.37%	1.51%	1.53%
Ratio of expenses to average net assets	1.22	%(2)	1.31%	1.32%	1.31%	1.43%	1.40%
Portfolio turnover rate	33	%(3)	57%	100%	114%	93%	89%

  (1)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

  (2)  Annualized.

  (3)  Not annualized.

  (4)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer International Equity Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005	2004	2003	2002	2001
Net Asset Value, beginning of period	$34.96		$29.47	$24.79	$19.79	$20.08	$25.16
Income (loss) from investment operations:
Net investment income (4)	0.13		0.44	0.23	0.28	0.21	0.14
Net realized and unrealized gain (loss) on investments	9.72		6.09	4.79	5.05	(0.45)	(5.16)
Total income (loss) from investment operations	9.85		6.53	5.02	5.33	(0.24)	(5.02)
Less distributions:
From net realized gains on investments	(1.66)		(0.58)	—	—	—	—
From net investment income	—		(0.46)	(0.34)	(0.33)	(0.05)	(0.06)
Total Distributions	(1.66)		(1.04)	(0.34)	(0.33)	(0.05)	(0.06)
Net Asset Value, end of period	$43.15		$34.96	$29.47	$24.79	$19.79	$20.08
Total Return	29.04	%(3)	22.52%	20.39%	27.39%	(1.21)%	(20.10)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$10,882,241		$8,220,356	$3,844,713	$1,114,010	$415,159	$219,614
Ratio of net investment income to average net assets	0.67	%(2)	1.33%	0.87%	1.16%	0.99%	0.86%
Ratio of expenses to average net assets (1)	0.98	%(2)	1.05%	1.08%	1.08%	1.00%	1.02%
Ratio of expenses to average net assets	0.96	%(2)	1.04%	1.05%	1.02%	0.92%	0.89%
Portfolio turnover rate	33	%(3)	57%	100%	114%	93%	89%

  (1)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

  (2)  Annualized.

  (3)  Not annualized.

  (4)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer International Equity Fund II

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2006 (Unaudited)		Period Ended October 31, 2005(5)
Net Asset Value, beginning of period	$10.94		$10.00
Income from investment operations:
Net investment income (loss) (7)	0.04		(0.01)
Net realized and unrealized gain on investments	2.93		0.95
Total income from investment operations	2.97		0.94
Net Asset Value, end of period	$13.91		$10.94
Total Return	27.26	%(2)	9.30	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$454,098		$127,435
Ratio of net investment income to average net assets	0.59	%(3)	(0.11	)%(3)
Ratio of expenses to average net assets (1)(6)	1.35	%(3)(4)	1.36	%(3)(4)
Ratio of expenses to average net assets	1.34	%(3)	1.35	%(3)
Portfolio turnover rate	29	%(2)	38	%(2)

  (1)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflects a waiver of fees by the Fund's investment advisor. Had such action not been taken, the annualized operating expense ratios would have been 1.37% and 2.06% for the periods ended April 30, 2006 and October 31, 2005.

  (5)  Commenced operations on May 4, 2005.

  (6)  On March 1, 2006 the expense cap changed from 1.35% to 1.32%.

  (7)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer International Equity Fund II

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2006 (Unaudited)		Period Ended October 31, 2005(5)
Net Asset Value, beginning of period	$10.96		$10.00
Income from investment operations:
Net investment income (7)	0.06		—
Net realized and unrealized gain on investments	2.94		0.96
Total income from investment operations	3.00		0.96
Net Asset Value, end of period	$13.96		$10.96
Total Return	27.37	%(2)	9.60	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1,439,282		$297,617
Ratio of net investment income to average net assets	0.96	%(3)	(0.01	)%(3)
Ratio of expenses to average net assets (1)(6)	1.07	%(3)(4)	1.09	%(3)(4)
Ratio of expenses to average net assets	1.06	%(3)	1.08	%(3)
Portfolio turnover rate	29	%(2)	38	%(2)

  (1)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the annulaized operating expense ratio would have been 1.10% and 1.60% for the periods ended April 30, 2006 and October 31, 2005.

  (5)  Commenced operations on May 4, 2005.

  (6)  On March 1, 2006 the expense cap changed from 1.08% to 1.05%.

  (7)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer Total Return Bond Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005		2004	2003	2002(1)		2001
Net Asset Value, beginning of period	$13.33		$13.37		$13.34	$12.55	$12.10		$11.09
Income from investment operations:
Net investment income (6)	0.25		0.42		0.37	0.30	0.44		0.54
Net realized and unrealized gain (loss) on investments	(0.12)		0.10		0.35	0.92	0.49		0.95
Total income from investment operations	0.13		0.52		0.72	1.22	0.93		1.49
Less distributions:
From net realized gains on investments	(0.11)		(0.10)		(0.23)	(0.11)	—		—
From net investment income	(0.47)		(0.46)		(0.46)	(0.32)	(0.47)		(0.36)
From capital (Note 1)	—		—		—	—	(0.01)		(0.12)
Total Distributions	(0.58)		(0.56)		(0.69)	(0.43)	(0.48)		(0.48)
Net Asset Value, end of period	$12.88		$13.33		$13.37	$13.34	$12.55		$12.10
Total Return	0.91	%(5)	3.93%		5.50%	9.83%	7.86%		13.73%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$86,191		$68,223		$58,823	$63,449	$33,858		$24,119
Ratio of net investment income to average net assets	3.87	%(4)	3.11%		2.79%	2.24%	3.65%		4.70%
Ratio of expenses to average net assets (2)	0.70	%(4)	0.78%		1.17%	1.16%	1.28%		1.16%
Ratio of expenses to average net assets	0.69	%(3)(4)	0.77	%(3)	1.17%	1.16%	1.28	%(3)	1.16	%(3)
Portfolio turnover rate	182	%(5)	202%		69%	160%	156%		96%

  (1)  The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 3.63% to 3.65%. Per share data and ratios for the periods prior to November 1, 2002 have not been restated to reflect this change in presentation.

  (2)  Expense ratio without taking into consideration any reductions related to custody offset arrangement.

  (3)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratios would have been 0.84%, 0.93%,1.38% and 1.49%, for the periods ended April 30, 2006, October 31, 2005, 2002 and 2001, respectively.

  (4)  Annualized.

  (5)  Not annualized.

  (6)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer Total Return Bond Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2006		Year Ended October 31,
	(Unaudited)		2005		2004	2003	2002(1)		2001
Net Asset Value, beginning of period	$13.38		$13.41		$13.37	$12.56	$12.07		$11.03
Income (loss) from investment operations:
Net investment income (6)	0.27		0.47		0.41	0.37	0.48		0.59
Net realized and unrealized gain (loss) on investments	(0.12)		0.08		0.34	0.89	0.50		0.94
Total income (loss) from investment operations	0.15		0.55		0.75	1.26	0.98		1.53
Less distributions:
From net realized gains on investments	(0.11)		(0.10)		(0.23)	(0.11)	—		—
From net investment income	(0.51)		(0.48)		(0.48)	(0.34)	(0.48)		(0.39)
From capital (Note 1)	—		—		—	—	(0.01)		(0.10)
Total Distributions	(0.62)		(0.58)		(0.71)	(0.45)	(0.49)		(0.49)
Net Asset Value, end of period	$12.91		$13.38		$13.41	$13.37	$12.56		$12.07
Total Return	1.15	%(5)	4.10%		5.82%	10.19%	8.41%		14.20%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$229,281		$141,145		$31,862	$14,188	$1,167		$538
Ratio of net investment income to average net assets	4.12	%(4)	3.50%		3.08%	2.50%	4.00%		5.13%
Ratio of expenses to average net assets (2)	0.45	%(4)	0.47%		0.88%	0.90%	0.85%		0.74%
Ratio of expenses to average net assets	0.44	%(3)(4)	0.47	%(3)	0.88%	0.89%	0.85	%(3)	0.74	%(3)
Portfolio turnover rate	182	%(5)	202%		69%	160%	156%		96%

  (1)  The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 3.98% to 4.00%. Per share data and ratios for the periods prior to November 1, 2002 have not been restated to reflect this change in presentation.

  (2)  Expense ratio without taking into consideration any reductions related to custody offset arrangement.

  (3)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such action not been taken, the operating expense ratios would have been 0.58%, 0.65%, 0.95% and 1.07% for periods ended April 30, 2006, October 31, 2005, 2002 and 2001, respectively.

  (4)  Annualized.

  (5)  Not annualized.

  (6)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer Global High Yield Bond Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,			Period Ended October 31,
	(Unaudited)		2005		2004	2003(1)
Net Asset Value, beginning of period	$11.93		$12.07		$11.43	$10.00
Income from investment operations:
Net investment income (2)	0.32		0.73		0.70	0.64
Net realized and unrealized gain (loss) on investments	0.38		(0.01)		0.72	1.37
Total income from investment operations	0.70		0.72		1.42	2.01
Less distributions:
From net realized gains on investments	(0.88)		(0.15)		(0.07)	—
From net investment income	(0.81)		(0.71)		(0.71)	(0.58)
Total Distributions	(1.69)		(0.86)		(0.78)	(0.58)
Net Asset Value, end of period	$10.94		$11.93		$12.07	$11.43
Total Return	6.47	%(6)	6.15%		12.87%	20.57	%(6)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$37,207		$36,166		$45,164	$28,195
Ratio of net investment income to average net assets	5.76	%(3)	6.01%		5.97%	6.71	%(3)
Ratio of expenses to average net assets (4)(7)	1.20	%(3)	1.28%		1.24%	1.26	%(3)
Ratio of expenses to average net assets (7)	1.17	%(3)	1.25	%(5)	1.25%	1.25	%(3)(5)
Interest expense	0.00	%(3)(8)	—		—	—
Portfolio turnover rate	59	%(6)	99%		93%	83%

  (1)  Class A shares commenced operations on December 17, 2002.

  (2)  Based on average shares outstanding during the period.

  (3)  Annualized.

  (4)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement and reimbursement of expense previously assumed by the investment advisor.

  (5)  The net expenses of the fund reflect a waiver by the Fund's investment adviser. Had such action not been taken, the operating expenses ratios would have been 1.43%, 1.30% and 1.95% for the periods ended April 30, 2006, October 31, 2005 and October 31, 2003.

  (6)  Not annualized.

  (7)  On March 1, 2006, the expense cap changed from 1.25% to 1.00%.

  (8)  Represents less than 0.01%.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

FINANCIAL HIGHLIGHTS

Julius Baer Global High Yield Bond Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2006		Year Ended October 31,			Period Ended October 31,
	(Unaudited)		2005		2004	2003(1)
Net Asset Value, beginning of period	$11.61		$12.01		$11.36	$10.00
Income from investment operations:
Net investment income (2)	0.33		0.78		0.73	0.57
Net realized and unrealized gain (loss) on investments	0.36		(0.05)		0.72	1.35
Total income from investment operations	0.69		0.73		1.45	1.92
Less distributions:
From net realized gains on investments	(0.88)		(0.15)		(0.07)	—
From net investment income	(0.83)		(0.98)		(0.73)	(0.56)
Total Distributions	(1.71)		(1.13)		(0.80)	(0.56)
Net Asset Value, end of period	$10.59		$11.61		$12.01	$11.36
Total Return	6.58	%(6)	6.37%		13.28%	19.66	%(6)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$15,833		$7,586		$45,636	$20,839
Ratio of net investment income to average net assets	6.12	%(3)	6.47%		6.24%	6.91	%(3)
Ratio of expenses to average net assets (4)(7)	0.92	%(3)	1.03%		0.97%	1.02	%(3)
Ratio of expenses to average net assets (7)	0.89	%(3)	1.00	%(5)	1.00%	1.00	%(3)(5)
Interest expense	0.00	%(3)(8)	—		—	—
Portfolio turnover rate	59	%(6)	99%		93%	83%

  (1)  Class I shares commenced operations on January 30, 2003.

  (2)  Based on average shares outstanding during the period.

  (3)  Annualized.

  (4)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement and reimbursement of expense previously assumed by the Fund's investment advisor.

  (5)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such an action not been taken, the operating expense ratios would have been 1.18%, 1.04% and 1.41% for the periods April 30, 2006, October 31, 2005 and October 31, 2003.

  (6)  Not annualized.

  (7)  On March 1, 2006, the expense cap changed from 1.00% to 0.75%.

  (8)  Represents less than 0.01%.

See Notes to Financial Statements.

Julius Baer Funds    2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies

The Julius Baer Funds consist of the Julius Baer Global Equity Fund Inc. ("Global Equity Fund") and the Julius Baer Investment Funds (the "Trust"). As of April 30, 2006, the Julius Baer Funds consisted of five funds (each a "Fund" and together, the "Funds").

The Global Equity Fund was incorporated under the laws of the State of Maryland on May 23, 1990 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

On July 1, 2004, the Global Equity Fund delisted from the New York Stock Exchange and converted from a closed-end, non diversified investment company ("closed-end Fund") to an open-end diversified investment company with a different investment objective, different investment strategies and a new investment adviser (an affiliate of the closed-end Fund's adviser).

The Trust is registered with the SEC under the 1940 Act, as an open-end management investment company. As of April 30, 2006, the Trust offered four investment funds: Julius Baer International Equity Fund (the "International Equity Fund"), Julius Baer International Equity Fund II (the "International Equity Fund II"), Julius Baer Total Return Bond Fund (the "Total Return Bond Fund"), and Julius Baer Global High Yield Bond Fund (the "High Yield Bond Fund"). The International Equity Fund II commenced operations on May 4, 2005.

The International Equity Fund is closed to new shareholders (at the account level). This excludes 401(k) plans that have existing investments in the Fund through related 401(k) plans and new plan participants within 401(k) plans that hold positions in the Fund. In addition, existing shareholders may continue to invest.

Each Fund offers two share classes, Class A and Class I. The two classes of shares are offered to different types of investors and have different expense structures, as outlined in the Funds' Prospectus. Each class of shares has exclusive voting rights with respect to matters that affect that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses that are not attributable to a specific class are allocated daily to each class based on its relative net assets. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets. Class I shares commenced operations on March 14, 2005 for the Global Equity Fund.

The Global Equity Fund's investment objective is to maximize total return through capital appreciation. The International Equity Fund's investment objective is long-term

Julius Baer Funds    2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

growth of capital from primarily investing in a diversified portfolio of common stocks of foreign issuers of all sizes. The International Equity Fund II investment objective is long term growth of capital primarily investing in a diversified portfolio of common stocks, convertible securities and preferred stocks of foreign issuers focusing on mid to large capitalization companies. The Total Return Bond Fund's investment objective is to provide total return by investing in a non-diversified portfolio of high quality fixed income securities of governmental, supranational and corporate issuers denominated in various currencies, including United States (U.S.) dollars. The High Yield Bond Fund's investment objective is to maximize total return, principally through a high level of current income, and secondarily through capital appreciation by investing in a diversified portfolio of below investment grade, fixed income securities (commonly known as "junk bonds") of issues located throughout the world.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

a) Portfolio valuation: Each Fund's investments are valued at market. Equity securities, which are traded primarily on a U.S. or foreign stock exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event subsequent to that time is likely to have changed such value, including substantial changes in the values of U.S. markets subsequent to the close of a foreign market. In these circumstances, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Global Equity Fund's Board of Directors, the Trust's Board of Trustees (each "Board" and collectively, the "Boards") or their respective delegates. Debt securities (other than government securities and short-term obligations) are valued by independent pricing services approved by the respective Board. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing approved by the respective Board.

Julius Baer Funds    2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Boards have identified certain circumstances in which the use of fair value pricing method is necessary. In such circumstances, the Boards have also approved an independent fair value service for foreign equities, which may provide the fair value price. For options and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Funds' Pricing Committees may determine the fair value price based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund's available cash, subject to an obligation of the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund's holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period, purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related

Julius Baer Funds    2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

to fluctuations in exchange rates between the purchase trade date and sale trade date is included in realized gains and losses on security transactions.

d) Forward foreign currency contracts: Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage the Fund's portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the advisor. With respect to a Fund's obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will either deposit with its custodian in a segregated account cash or other liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

e) Financial Futures Contracts: In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds agree to receive from or pay to the broker an amount of cash equal to the daily flucation in the value of the contract. Such receipts or payments are know as "variation margin" and are recorded by a Fund as unrealized gains or losses.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. (see Note 11 for outstanding futures contracts at April 30, 2006)

f) Options: The Funds may write options to generate current income to manage investment risk. Each Fund may write put and call options on up to 25% of the net asset value of the securities in its portfolio and will realize fees (referred to as "premiums") for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which that Fund purchased upon exercise. The Funds will write only covered options.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 2% of its assets to purchase both put and call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The International Equity Fund, the International Equity Fund II, the High Yield Bond Fund and the Global Equity Fund may purchase and sell call and put options on stock indices. A Fund's possible loss, in either case will be limited to the premium paid for the option, plus related transaction costs. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. In addition, a Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.

g) Swaps: The Funds may enter into interest rate, currency, index, total return and credit default swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one counterparty to be "long" a third-party credit risk, and the other counterparty to be "short" the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

h) Securities Lending: The Global Equity Fund, the International Equity Fund and the International Equity Fund II have established a securities lending agreement with Investors Bank & Trust Company in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to 102% of the market value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Adviser to be creditworthy, subject to certain limitations. Under the agreement, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash and receive any interest on the amount invested, but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

i) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using effective interest method. Dividend income is recorded in the statement of operations on the ex-dividend date or when the Fund becomes aware of dividend distribution. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

j) Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Each Fund intends to distribute annually to its shareholders substantially all of its taxable income. The Total Return Bond Fund and the High Yield Bond Fund declare and pay monthly dividends. The International Equity Fund, the International Equity Fund II and the Global Equity Fund declare and pay dividends from net investment income, if any, annually. The Funds will distribute net

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

realized capital gains, if any, annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of the Funds to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended, for certain undistributed amounts. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

k) Federal income taxes: The Global Equity Fund and the Trust intend that each Fund separately qualify as a regulated investment company for U.S. federal income tax purposes. Accordingly, the Funds do not anticipate that any income taxes will be paid.

2.  Investment Advisory Fee and Other Transactions

Julius Baer Investment Management LLC ("JBIM" or "Adviser") serves as the investment adviser. The Global Equity Fund pays JBIM a fee at an annual rate of 0.90% of average daily net assets. Effective April 1, 2005, the International Equity Fund pays JBIM a fee at an annual rate of 0.90% for the first $7.5 billion dollars of average daily next assets, 0.88% for the next $2.5 billion dollars of average daily net assets and 0.85% for average daily net assets over $10.0 billion dollars. Prior to April 1, 2005, the International Equity Fund paid JBIM a fee at an annual rate of 0.90% of daily average net assets. The Total Return Bond Fund, the High Yield Bond Fund and the International Equity Fund II pay JBIM a fee at an annual rate of 0.45%, 0.75% and 0.90% of average daily net assets, respectively.

From July 1, 2004 until March 1, 2005 the adviser contractually agreed to reimburse certain expenses of the Global Equity Fund so that the net annual expenses of the Global Equity Fund based on average net assets were limited to 1.75% and 1.50% of the Class A and Class I shares, respectively. Commencing on March 1, 2005, the adviser contractually agreed to reimburse certain expenses of the Global Equity Fund so that the net annual expenses of the Global Equity Fund based on average net assets were limited to 1.40% and 1.15% of the Class A and Class I shares, respectively.

Commencing March 1, 2006, January 1, 2005 and March 1, 2006, the Adviser has contractually agreed to reimburse certain expenses of the the International Equity Fund II, the Total Return Bond Fund and the High Yield Bond Fund, respectively, through

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2007, so that the net operating expenses of each Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) based on average net assets are limited (the "Expense Limit") as specified in the table below. In addition, in connection with the commencement of these reimbursement plans, the Global Equity Fund, the Total Return Bond Fund, the High Yield Bond Fund and the International Equity Fund II have agreed to allow the Adviser to recoup expenses reimbursed to the each Fund provided that repayment does not cause each of the Fund's annual operating expenses to exceed the Expense Limit. Any such recoupment must be made within three years after the year in which the Adviser incurred the expense. The table below specifies the reimbursement made to each Fund by the Adviser for the period ended April 30, 2006 and the Adviser's potential recoupment as of April 30, 2006.

	Expense Limit			Potential
Fund	Class A	Class I	Reimbursement	Recoupment
Global Equity Fund	1.40%	1.15%	$242,899	$1,079,179
International Equity Fund II	1.32	1.05	140,293	544,163
Total Return Bond Fund	0.69	0.44	162,293	454,401
High Yield Bond Fund	1.00	0.75	49,166	158,627

For the period ended April 30, 2006, the Global Equity Fund incurred total brokerage commissions of $99,397 of which $388 and $40 was paid to UBS Securities LLC and Kepler Equities, respectively, affiliated broker dealers of the Adviser.

For the period ended April 30, 2006, the International Equity Fund incurred total brokerage commissions of $21,543,668 of which $499,381 was paid to Kepler Equities,an affiliated broker dealer of the Adviser.

For the period ended April 30, 2006, the International Equity Fund II incurred total brokerage commissions of $2,045,723 of which $10,680 was paid to Kepler Equities, an affiliated broker dealers of the Adviser.

During the period ended April 30, 2006, the Adviser reimbursed the International Global Equity Fund, for losses incurred on certain security transactions in the amount of $1,442. This dollar amount recorded by the fund as realized gain on the Statement of Operations. The percentage of net assets for this realized gain was less that 0.01% for the Fund.

The Funds entered into expense offset arrangements as part of their custody agreement with Investors Bank and Trust Company. Under this agreement, each Fund's custody fees were reduced by $2,600, $1,879,748, $32,249, $7,804 and $7,023 respectively for the Global Equity Fund, International Equity Fund, International Equity Fund II, Total Return Bond Fund and the Global High Yield Bond Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

In June 2005, the Funds adopted a commission recapture program with Franklin Russell Securities Inc. Under the program, a percentage of commissions generated by the portfolio transactions of a Fund is rebated to that Fund by the broker-dealers and are recorded as to short-term security gain. The commission recapture amounts for the Funds during the period ended 04/30/06 were as follows:

Fund	Broker Commission Recaptured during the period ended 04/30/06
Global Equity Fund	$1,123
International Equity Fund	206,353
International Equity Fund II	35,764

3.  Distribution and Shareholder Servicing Plan

The Funds have adopted a Shareholder Services Plan and a Distribution Plan (the "Plans") for the Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Funds may compensate certain financial institutions, including the distributor, for certain distribution, shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of each of the Funds' Class A shares. A Fund may expend an aggregate amount, on an annual basis, not to exceed 0.25% of the value of the average daily net assets of a Fund attributable to Class A Shares. The Adviser may pay additional marketing and other distribution costs out of their profits.

Quasar Distributors, LLC ("Quasar" or "Distributor") is the Distributor of the Funds' shares.

Under their terms, the Funds' Plans shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Directors/Trustees and a majority of those Directors/Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales (including paydowns) of securities, excluding short-term investments, during the period ended April 30, 2006 were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Global Equity Fund	$46,490,832	$37,472,759
International Equity Fund	7,529,319,150	5,574,108,823
International Equity Fund II	1,583,472,900	299,093,785
Total Return Bond Fund	647,005,227	498,286,424
High Yield Bond Fund	31,317,752	21,789,892

Cost of purchases and proceeds from sales of long-term U.S. Government securities during the period ended April 30, 2006 were $382,876,949 and $310,800,961, respectively for the Total Return Bond Fund.

At April 30, 2006, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Global Equity Fund	$61,557,994	$7,722,330	$(773,438)	$6,948,892
International Equity Fund	17,697,075,659	5,818,003,184	(90,241,694)	5,727,761,490
International Equity Fund II	1,753,987,238	253,926,088	(7,041,559)	246,884,529
Total Return Bond Fund	381,662,966	237,896	(2,993,708)	(2,755,812)
High Yield Bond Fund	49,700,466	1,415,334	(302,337)	1,112,997

Thacher Proffitt & Wood are the legal counsel for the Funds and certain individuals of this firm served as principal officers of the Funds until November 11, 2005. The following fees were paid by the Funds during the period November 1, 2005 to November 30, 2005:

Fund	Fund Fees paid to Thacher Proffitt during the period from 11/01/05 to 11/30/05
Global Equity Fund	$133
International Equity Fund	42,931
International Equity Fund II	1,627
Total Return Bond Fund	565
High Yield Bond Fund	111

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act is one in which a Fund's holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of each Fund's investments in securities of these issuers for the period ended April 30, 2006, is set forth below:

Summary of Transactions with Affiliated Companies
Julius Baer International Equity Fund

Affiliate	Shares Held April 30, 2006	Purchases (Cost)	Proceeds Sales	Dividend Income	Market Value April 30, 2006
Beijing Capital International Airport – Class H	78,347,451	$24,486,786	$—	$—	$45,470,653
Clear Media	30,433,082	7,109,149	—	—	37,680,007
DZI Insurance & Reinsurance	212,919	—	—	—	12,408,506
Inter Cars	882,334	—	—	—	7,348,836
Shenzen Chiwan Wharf – Class B	10,867,372	10,451,218	—	—	18,711,112
Royal UNIBREW	335,340	—	—	426,597	36,183,798
Sniezka	709,930	—	—	77,693	6,836,799
Ukrinbank	270,000,000	40,491,495	—	—	8,100,000
Olvi Oyj	789,582	—	—	349,971	15,436,145
Mercantil Servicios Financieros – Class B	19,969,105	3,595,589	3,375,900	559,088	32,548,721
CIA Anonima Telef De Ven ADR	3,536,369	—	—	5,326,033	72,035,837
Wumart	6,835,533	—	—	153,225	22,480,521
TOTALS		$86,134,237	$3,375,900	$6,892,607	$315,240,935

6.  Shares of Beneficial Interest

The Funds may issue an unlimited number of shares of beneficial interest of each Fund, with a par value of $.001 per share. Changes in outstanding shares of beneficial interest on the Global Equity Fund, the International Equity Fund, the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II, the Total Return Bond Fund and the High Yield Bond Fund were as follows:

	Six Month Period Ended April 30, 2006		Year Ended October 31, 2005
	Shares	Amount	Shares	Amount
Global Equity Fund:
Class A†
Sold	190,781	$6,657,139	504,221	$14,982,802
Issued as reinvestment of dividends	—	—	595	17,724
Redeemed	(293,606)	(9,950,133)	(321,159)	(9,572,684)
Net increase (decrease)	(102,825)	$(3,292,994)	183,657	$5,427,842
Class I*
Sold	433,246	$15,846,109	562,288	$16,623,735
Issued as reinvestment of dividends	19	637	108	3,411
Redeemed	(243,682)	(8,147,785)	(30,084)	(884,078)
Net increase	189,583	$7,698,961	532,312	$15,743,068
International Equity Fund:
Class A
Sold	22,618,332	$860,236,188	103,621,498	$3,301,554,085
Issued as reinvestment of dividends	8,479,351	303,135,073	4,473,703	140,295,305
Redeemed	(18,789,366)	(711,151,640)	(31,794,210)	(1,026,587,778)
Net increase	12,308,317	$452,219,621	76,300,991	$2,415,261,612
Class I
Sold	25,757,294	$994,169,494	119,507,433	$3,854,830,556
Issued as reinvestment of dividends	9,685,219	352,636,710	4,379,535	139,663,385
Redeemed	(18,362,095)	(713,251,743)	(19,229,479)	(636,445,754)
Net increase	17,080,418	$633,554,461	104,657,489	$3,358,048,187
International Equity Fund II:
Class A**
Sold	24,070,654	$298,586,053	12,611,282	$136,031,555
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(3,076,452)	(39,269,802)	(960,837)	(10,286,728)
Net increase	20,994,202	$259,316,251	11,650,445	$125,744,827
Class I**
Sold	78,044,762	$979,138,764	27,800,516	$302,232,671
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(2,094,183)	(26,578,796)	(654,185)	(7,148,213)
Net increase	75,950,579	$952,559,968	27,146,331	$295,084,458
Total Return Bond Fund:
Class A
Sold	3,079,722	$40,121,809	2,168,655	$29,288,075
Issued as reinvestment of dividends	197,844	2,577,115	173,411	2,338,413
Redeemed	(1,702,150)	(22,397,382)	(1,624,188)	(21,978,139)
Net increase	1,575,416	$20,301,542	717,878	$9,648,349

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Month Period Ended April 30, 2006		Year Ended October 31, 2005
	Shares	Amount	Shares	Amount
Class I
Sold	8,043,894	$104,941,333	9,201,128	$124,690,812
Issued as reinvestment of dividends	538,269	7,025,192	258,094	3,491,042
Redeemed	(1,365,422)	(18,052,560)	(1,290,448)	(17,419,639)
Net increase	7,216,741	$93,913,965	8,168,774	$110,762,215
High Yield Bond Fund:
Class A
Sold	1,092,202	$11,903,799	1,027,360	$12,481,178
Issued as reinvestment of dividends	362,882	3,888,623	184,133	2,221,011
Redeemed	(1,085,554)	(12,207,961)	(1,922,780)	(23,353,353)
Net increase (decrease)	369,530	$3,584,461	(711,287)	$(8,651,164)
Class I
Sold	892,695	$9,397,596	243,650	$2,897,931
Issued as reinvestment of dividends	98,238	1,018,865	45,502	535,898
Redeemed	(149,535)	(1,674,458)	(3,436,553)	(39,975,454)
Net increase (decrease)	841,398	$8,742,003	(3,147,401)	$(36,541,625)

†  Share transactions were adjusted to reflect a 10 for 1 reverse split effective September 15, 2005.

*  Commenced operations on March 14, 2005.

**  Commenced operations on May 4, 2005.

The Funds assess a redemption fee of 2% for shares redeemed within 90 days of purchase. For the year ended April 30, 2006, the Global Equity Fund, the International Equity Fund, the International Equity Fund II, the Total Return Bond Fund and High Yield Bond Fund received redemption fees of $804, $172,206, $56,004, $8,377 and $2,587, respectively, which are disclosed in the statement of changes in net assets.

7.  Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

8.  Federal Tax Information

The tax character of distributions paid for the period ended October 31, 2005 were as follows:

	Global Equity Fund	International Equity Fund	International Equity Fund II	Total Return Bond Fund	High Yield Bond Fund
Ordinary Income	$26,244	$239,978,606	$—	$5,736,791	$5,121,653
Long Term Capital Gains	—	72,653,819	—	687,783	30,930

The tax character of distributions paid for the year ended October 31, 2004 were as follows:

	Total Return Bond Fund	International Equity Fund	High Yield Bond Fund
Ordinary Income	$3,192,805	$49,724,845	$5,379,480
Long Term Capital Gains	918,177	—	8,504

The Global Equity Fund did not have any distributions for the period ended October 31, 2004 and for the year ended March 31, 2004.

At October 31, 2005, the Global Equity Fund had $3,303,809, $92,632,637, $28,922,938 and $7,288,718 available as capital loss carryforwards which expire in 2008, 2009, 2010 and 2011, respectively.

As of October 31, 2005, the components of Distributable Earnings on a tax basis for the Global Equity Fund were as follows:

Undistributed Ordinary Income	$230
Unrealized Appreciation	$1,908,305
Undistributed Long Term Capital Gains	$0

The difference between the components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities of the Global Equity Fund are primarily due to mark-to-market of forwards.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

As of October 31, 2005, the components of Distributable Earnings on a tax basis for the International Equity Fund were as follows:

Undistributed Ordinary Income	$219,792,699
Unrealized Appreciation	$2,364,937,310
Undistributed Long Term Capital Gains	$497,357,234

The differences between components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities of the International Equity Fund are primarily due to wash sales, mark-to-market of passive foreign investment companies, futures and forwards.

At October 31, 2005, the International Equity Fund II had $585,104 available as capital loss carryforwards which expire in 2013.

As of October 31, 2005, the components of Distributable Earnings on a tax basis for the International Equity Fund II were as follows:

Undistributed Ordinary Income	$—
Unrealized Appreciation	$6,972,739
Undistributed Long Term Capital Gains	$—

The differences between components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities of the International Equity Fund II are primarily due to wash sales, mark-to-market of passive foreign investment companies, futures and forwards.

As of October 31, 2005, the components of Distributable Earnings on a tax basis for the Total Return Bond Fund were as follows:

Undistributed Ordinary Income	$4,433,698
Unrealized Depreciation	$(1,658,182)
Undistributed Long Term Capital Gains	$1,489,761

The difference between the components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities of the Total Return Bond Fund are primarily due to wash sales and forwards. In addition, short-term capital gains are considered ordinary income for income tax purposes.

As of October 31, 2005, the components of Distributable Earnings on a tax basis for the High Yield Bond Fund were as follows:

Undistributed Ordinary Income	$2,047,593
Unrealized Appreciation	$597,741
Undistributed Long Term Capital Gains	$2,460,681

Julius Baer Funds    2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The differences between components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities of the High Yield Bond Fund are primarily due to wash sales and forwards. In addition, short-term capital gains are considered ordinary income for income tax purposes.

9.  Security Lending Agreement

The security lending income net of the loan rebate fee for the Global Equity Fund, the International Equity and the International Equity Fund II amounted to $6,522, $9,870,882 and $203,102, respectively, for the period ended April 30, 2006 and is included in interest income in the statement of operations.

As of April 30, 2006, the value of the securities loaned and the value of the collateral amounted to approximately the following amounts:

	Market Value of Securities Loaned	Value of Collateral
Global Equity Fund	$3,769,092	$3,898,336
International Equity Fund	3,619,578,966	3,810,201,074
International Equity Fund II	77,797,919	82,187,957

10.  Line of Credit

On September 28, 2005, Global Equity Fund Julius Baer Total Return Bond Fund and Julius Baer High Yield Bond Fund (the "Borrowers) entered into a Credit Agreement (the "Agreement") with Investors Bank & Trust Company (the "Bank"). The Agreement is a $25,000,000 revolving credit facility to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Total Return Bond Fund and High Yield Bond Fund may draw up to $10,000,000 and the Global Equity Fund may draw up to $5,000,000. The Borrower will pay interest on the principal amount of the Loans outstanding at a floating rate per annum equal to the Federal Funds Rate plus 0.75%. In addition, the Borrower shall pay to the Bank an annual commitment fee, in connection with the establishment and maintenance of the Credit Facility, at the rate of 0.10% per annum on the difference between $10.0 million and the average daily amount of Loans outstanding. Under the Agreement, the average daily outstanding balance utilized by the High Yield Bond Fund during the period was $39,261, at an average weighted interest rate 5.00%.  The Global Equity Fund and Total Return Bond Fund did not utilize the Agreement during the period. As of April 30, 2006, the Global

Julius Baer Funds    2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Equity Fund Inc., Total Return Bond Fund and High Yield Bond Fund had unused available balances of $5,000,000, $10,000,000 and $10,000,000 outstanding pursuant to the line of credit.

11.  Financial Futures Contracts

The following financial futures contracts were outstanding on the Fund as of April 30, 2006:

	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation
Global Equity Fund:	06/06	3	TOPIX Index	Long	$29,369
					$29,369
	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation
International Equity Fund:	06/06	1012	NIKKEI 225 Index	Long	$10,916,419
	06/06	1260	TOPIX Index	Long	12,334,749
					$23,251,168
	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation
International Equity Fund II:
	06/06	71	NIKKEI 225 Index	Long	$159,658
	06/06	121	TOPIX Index	Long	652,622
					$812,280

12.  Written Options

As of April 30, 2006 there were no written options.

13.  Swaps

The International Equity Fund has entered into the following swap agreements:

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.30% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $15,365,913 at April 30, 2006.

Julius Baer Funds    2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.32% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $14,250,633 at April 30, 2006.

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.37% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $16,122,105 at April 30, 2006.

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.32% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $15,006,824 at April 30, 2006.

A Total Return Swap Agreement with ING Bank N.V. whereby this Fund will receive the notional amount multiplied by the return on SC Impact Bucuresti, variable rate, 6 month Euribor + 6.5%, due January 31, 2009. In exchange, this Fund will pay the net coupon amounts on the notional amount converted into EUR at a specified FX rate. The value of the contract, which expires on March 1, 2009 is recorded as payable for open swap contracts of $20,078 at April 30, 2006.

The Global High Yield Bond Fund has entered into the following swap agreements:

A Credit Default Swap Agreement with Goldman Sachs International whereby this Fund will receive the notional amount multiplied by 4.00%. In exchange this Fund will pay the notional amount upon a default of Allied Waste North America, Inc., 7.375% due April 15, 2014. The value of the contract, which expires December 20, 2010 is recorded as a receivable for open swap contracts of $35,592, at April 30, 2006.

Julius Baer Funds    2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

A Credit Default Swap Agreement with Goldman Sachs International whereby this Fund will receive 0.40% of the notional amount of $2,500,000 quarterly. The value of the contract, which terminates on December 20, 2011 is recorded as a payable for open swap agreements of $59,375 at April 30, 2006.

14.  Subsequent Event

Effective September 1, 2006, the Funds will eliminate the use of the 2% redemption fee policy and will adopt a "purchase blocking policy" to discourage excessive short-term trading. This policy prohibits a shareholder who has redeemed or exchanged Fund shares having a value of greater than $5,000 from investing in that Fund for 30 calendar days after such transaction. The Funds continue to reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Additional Information (Unaudited)

Investment Advisory Agreement

At a meeting held on December 14, 2005, the Board of the Trust and the Board of the Global Equity Fund (each a "Board" and collectively, the "Boards") approved the Investment Advisory Agreements (each an "Agreement" and collectively, the "Agreements") with the Adviser for the Total Return Bond Fund, the International Equity Fund, the International Equity Fund II, the High Yield Bond Fund, and the Global Equity Fund (each a "Fund" and collectively, the "Funds"). The Adviser also contractually agreed to reimburse certain expenses of the Total Return Bond Fund for the period January 1, 2006 through February 28, 2007, and of the International Equity Fund II and the High Yield Bond Fund for the period March 1, 2006 through February 28, 2007.

In determining whether to approve the Agreements, the Trustees and Directors (Trustees and Directors, collectively, the "Members") of the Boards, including all of the Members of each Board who are not interested persons under the 1940 Act reviewed and considered, among other items: (1) a guide from independent counsel setting forth each Board's fiduciary duties, responsibilities and the factors the Boards should consider in their evaluation of the renewals of the Agreements; (2) comparative information,

Julius Baer Funds    2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

comparing each Fund's proposed advisory fees, expenses and returns to those of its relevant peer group; (3) the Adviser's complete Form ADV; (4) the Adviser's Financial Statements for December 31, 2005, 2004 and 2003; (5) other reports of and presentations by representatives of the Adviser that described: (i) the nature, extent and quality of the Adviser's services provided to the respective Funds; (ii) the experience and qualifications of the personnel providing those services, (iii) their investment advice and performance; (iv) their assets under management and client descriptions; (v) their soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the current and proposed advisory fee arrangements with the Funds and other similarly managed clients; (vii) compliance program information; (viii) the Adviser's financial information and profitability analysis related to providing service to the Funds; (ix) fees and other benefits; (x) methodologies to allocate securities among the Funds; (xi) outstanding lawsuits; (xii) breakpoints; and (xiii) the extent to which economies of scale are relevant to the Funds.

In determining whether to approve the Agreements, the Boards, including all of the Independent Members, reviewed and considered the materials presented at the December 14, 2005 meeting of the Boards, and a financial forecast for the fiscal year ended 2006. The Members discussed the written materials, the Adviser's presentations and deliberated on the approval of the Agreements in light of this information. In their deliberations, the Members did not identify any single piece of information that was all important or controlling but gave significant weight to the relative investment performance of the Funds along with consideration of the other relevant factors.

The Boards, including all of the Independent Members, reached the following conclusions, among others, regarding the Adviser and the respective approvals: the Adviser has the capabilities, resources and personnel necessary to manage the Funds; the Boards are satisfied with the quality of service provided by the Adviser in advising the Funds; the proposed management/advisory fees for each Fund are reasonable as compared to the median and the average fees paid by comparable funds in their respective peer groups; the proposed total annual portfolio operating expenses to be paid by the Funds are reasonable as compared to the median and average expenses paid by comparable funds in each Fund's respective peer group; the performance of the Funds is reasonable in comparison with each Fund's respective benchmark indices and other mutual funds in its peer group; the expected profit of the Adviser for advisory services, based on the proposed fees, seems reasonable based on the data provided; and the benefits derived by the

Julius Baer Funds    2006 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Adviser from managing the Funds, including how each uses soft dollars and the ways in which each conducts portfolio transactions and selects brokers is reasonable.

At a meeting on April 5, 2006, the Board again met to consider extending the termination date of the advisory agreement from December 2006 to April 2007. At that time the Board considered additional information relating to the Funds' performance and expenses relative to its peers. The Board approved extending the termination date of the agreement to April 2007.

Based upon the Boards' deliberations and evaluation of the information described above, the Members, including all of the Independent Members, determined that the renewal terms of each of the Agreements were fair to, and in the best interests of, each of the respective Funds and its shareholders.

Julius Baer Funds    2006 Semi-Annual Report

Item 2. Code of Ethics.

As of April 30, 2006, the Registrant has adopted a code of ethics that applies to the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. During the period ended April 30, 2006, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of its code of ethics is filed with this Form N-CSRS under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Items 5. Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Schedule of Investments

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this filing.

Items 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Items 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics is attached.

(a)(2)

Separate certifications for the Registrant’s of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(b)

Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSRS with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Julius Baer Global Equity Fund Inc.

By (Signature and Title)	/s/ Tony Williams
	Tony Williams	President (Principal Executive Officer)

Date	07/07/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Craig Giunta
Craig Giunta Chief Financial Officer (Principal Financial Officer)

Date	07/07/2006

By (Signature and Title)	/s/ Tony Williams
	Tony Williams	President (Principal Executive Officer)
Date	07/07/2006